UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00214
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SENTINEL GROUP FUNDS, INC.
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(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE MONPELIER, VT 05604
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(Address of principal executive offices) (Zip code)

SENTINEL ADMINISTRATIVE SERVICES, INC. ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604
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(Name and address of agent for service)

(800) 282-3863
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Registrant's telephone number, including area code

Date of fiscal year end: 11/30/09
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Date of reporting period: 08/31/09

ITEM 1. Schedule of Investments (follows)

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Sentinel Balanced Fund

Fund Profile
at August 31, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	64.8%
U.S. Government Obligations	29.5%
Foreign Stocks & ADR's	3.5%
Corporate Bonds	0.1%
Cash and Other	2.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	2.5%	FGLMC A87581	5.50%	07/01/39	3.6%
United Technologies Corp.	1.6%	GNMA 701568	6.00%	01/15/39	3.5%
Johnson & Johnson	1.5%	U.S. Treasury Note	3.125%	05/15/19	3.2%
Chevron Corp.	1.3%	U.S. Treasury Bond	3.50%	02/15/39	2.9%
Procter & Gamble Co.	1.3%	GNMA 673063	5.50%	09/15/38	2.7%
Microsoft Corp.	1.2%	FNMA 190371	6.50%	07/01/36	2.1%
Int'l. Business Machines Corp.	1.2%	FNMA 735746	6.00%	07/01/35	2.1%
Time Warner, Inc.	1.1%	GNMA 701943	5.00%	06/15/39	1.7%
Canadian National Railway Co.	1.1%	FNMA 745875	6.50%	09/01/36	1.6%
PepsiCo, Inc.	1.1%	FNMA AC1241	5.00%	07/01/39	1.4%
Total of Net Assets*	13.9%	Total of Net Assets*			24.8%

Average Effective Duration (for all Fixed Income Holdings) 4.9 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at August 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 29.5%			30-Year:			FNMA 255358
U.S. Government Agency			FHLMC G08062			5%, 09/01/19	20M	$21,159
Obligations 22.0%			5%, 06/01/35	64M	$65,512			156,244
Federal Home Loan Mortgage			FGLMC A87581			30-Year:
Corporation 3.9%			5.5%, 07/01/39	7,423M	7,745,939	FNMA 500296
Mortgage-Backed Securities:					7,811,451	6%, 04/01/29	15M	15,471
15-Year:			Total Federal Home Loan			FNMA 545759
FHLMC E01488			Mortgage Corporation		8,394,113	6.5%, 07/01/32	1M	1,313
5%, 10/01/18	53M	$55,603	Federal National Mortgage			FNMA 687301
FHLMC E01492			Association 10.1%			6%, 11/01/32	815	866
5.5%, 10/01/18	33M	35,216	Collateralized Mortgage Obligations:			FNMA 690305
FHLMC G18091			FNR 02-2 UC			5.5%, 03/01/33	19M	19,944
6%, 12/01/20	24M	25,806	6%, 02/25/17	46M	49,260
FHLMC G18106						FNMA 748895
5.5%, 03/01/21	43M	45,764	Mortgage-Backed Securities:			6%, 12/01/33	612M	648,453
FHLMC G11943			15-Year:			FNMA 811311
5.5%, 04/01/21	47M	49,691	FNMA 254907			4.741%, 12/01/34	13M	13,141
		212,080	5%, 10/01/18	49M	51,530	FNMA 810896
			FNMA 255273			4.804%, 01/01/35	11M	11,733
20-Year:			4.5%, 06/01/19	80M	83,555	FNMA 819360
FHLMC P00020						4.5%, 03/01/35	1,327M	1,340,174
6.5%, 10/01/22	348M	370,582

The accompanying notes are an integral part of the financial statements.

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Sentinel Balanced Fund

	Principal			Principal
	Amount	Value		Amount	Value		Shares	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)			(Note 2)

FNMA 735746			XTO Energy, Inc.			EOG Resources, Inc.	22,500	$1,620,000
6%, 07/01/35	4,309M	$4,557,095	5.3%, 06/30/15	20M	$21,167	ExxonMobil Corp.	78,000	5,393,700
FNMA 832258					36,774	Marathon Oil Corp.	25,000	771,750
4.814%, 08/01/35	64M	66,733
			Financials 0.1%			Noble Energy, Inc.	17,500	1,058,050
FNMA 797721			Citigroup, Inc.
5.5%, 10/01/35	57M	59,368	0.5794%, 05/18/10	50M	49,404	Pride Int'l., Inc. *	30,000	773,400
FNMA AA7936			First Horizon Alt. Mtg.			Schlumberger Ltd.	35,000	1,967,000
4.5%, 01/01/36	1,707M	1,723,399	5.5%, 03/25/35	5M	4,377	Transocean Ltd. *	13,731	1,041,359
FNMA 190371					53,781	Weatherford Int'l. Ltd. *	88,000	1,755,600
6.5%, 07/01/36	4,262M	4,568,939	Health Care 0.0%					17,658,329
FNMA 745875
6.5%, 09/01/36	3,276M	3,511,356	Medtronic, Inc.			Financials 7.6%
FNMA 995671			4.75%, 09/15/15	50M	53,210	ACE Ltd.	25,000	1,304,500
6%, 05/01/38	1,894M	1,998,129	Real Estate 0.0%			American Express Co.	57,800	1,954,796
FNMA AC1241			Brandywine Operating Partnership			Bank of America Corp.	60,000	1,055,400
5%, 07/01/39	2,991M	3,074,986	LP
			5.4%, 11/01/14	5M	4,359	Bank of New York Mellon Corp.	45,000	1,332,450
		21,611,100
			Telecommunications 0.0%			Goldman Sachs Group, Inc.	8,803	1,456,545
Total Federal National Mortgage			Corning, Inc.			JPMorgan Chase & Co.	43,670	1,897,898
Association		21,816,604	6.2%, 03/15/16	15M	15,247	Marsh & McLennan Cos., Inc.	30,000	706,200
Government National Mortgage			Total Corporate Bonds			MetLife, Inc.	25,000	944,000
Corporation 8.0%			(Cost $179,290)		183,706	Morgan Stanley	25,000	724,000
Mortgage-Backed Securities:						The Travelers Cos., Inc.	40,000	2,016,800
15-Year:				Shares		US Bancorp	75,000	1,696,500
GNMA 514482			Domestic Common Stocks 64.8%
7.5%, 09/15/14	57M	60,897	Consumer Discretionary 5.0%			Wells Fargo & Co.	40,000	1,100,800
30-Year:			Coach, Inc.	18,100	512,049			16,189,889
GNMA 673063			Comcast Corp.	115,000	1,677,850	Health Care 11.1%
5.5%, 09/15/38	5,629M	5,893,988	Gap, Inc.	34,000	668,100	Aetna, Inc.	30,000	855,000
GNMA 701568			McDonald's Corp.	22,890	1,287,334	Amgen, Inc. *	20,000	1,194,800
6%, 01/15/39	7,165M	7,568,659	McGraw-Hill Cos., Inc.	50,000	1,680,500	Baxter Int'l., Inc.	17,330	986,423
GNMA 701943						Becton Dickinson & Co.	10,000	696,200
5%, 06/15/39	3,491M	3,601,801	Nike, Inc.	12,500	692,375	Bristol-Myers Squibb Co.	60,000	1,327,800
		17,064,448	Polo Ralph Lauren Corp.	12,500	829,750	Celgene Corp. *	15,000	782,550
Total Government National			Time Warner Cable, Inc.	25,000	923,000
Mortgage Corporation		17,125,345	Time Warner, Inc.	88,200	2,461,662	Covidien Plc.	20,000	791,400
Total U.S. Government Agency						Eli Lilly & Co.	30,000	1,003,800
Obligations		47,336,062			10,732,620	Forest Laboratories, Inc. *	25,000	731,750
U.S. Treasury Obligations 7.5%			Consumer Staples 6.4%			Gen-Probe, Inc. *	20,000	771,000
3.25%, 05/31/16	3,000M	3,054,141	Altria Group, Inc.	30,000	548,400
						Gilead Sciences, Inc. *	25,000	1,126,500
3.125%, 05/15/19	7,000M	6,835,941	CVS Caremark Corp.	34,600	1,298,192
						Johnson & Johnson	52,540	3,175,518
3.5%, 02/15/39	7,000M	6,186,257	HJ Heinz Co.	45,000	1,732,500
						Medco Health Solutions, Inc. *	15,000	828,300
		16,076,339	Kellogg Co.	33,420	1,573,748
Total U.S. Government			Kimberly-Clark Corp.	20,000	1,209,200	Medtronic, Inc.	50,000	1,915,000
Obligations						Merck & Co., Inc.	40,000	1,297,200
(Cost $62,608,868)		63,412,401	Kraft Foods, Inc.	35,000	992,250	Mettler-Toledo Int'l., Inc. *	10,000	874,000
			PepsiCo, Inc.	40,000	2,266,800
Corporate Bonds 0.1%			Philip Morris Int'l., Inc.	30,000	1,371,300	Pfizer, Inc.	100,000	1,670,000
Basic Industry 0.0%			Procter & Gamble Co.	50,000	2,705,500	Schering-Plough Corp.	60,000	1,690,800
Enterprise Products Operating LP						St. Jude Medical, Inc. *	25,000	963,500
4.95%, 06/01/10	20M	20,335			13,697,890	Zimmer Holdings, Inc. *	25,000	1,183,750
Energy 0.0%			Energy 8.2%					23,865,291
Atmos Energy Corp.			Apache Corp.	5,000	424,750	Industrials 11.2%
4.95%, 10/15/14	15M	15,607	Baker Hughes, Inc.	1,600	55,120	Boeing Co.	25,000	1,241,750
			Chevron Corp.	40,000	2,797,600	Canadian National Railway Co.	49,600	2,394,192

The accompanying notes are an integral part of the financial statements.

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Sentinel Balanced Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Deere & Co.	20,000 $	872,000	Utilities 0.7%
General Dynamics Corp.	34,900	2,065,731	Entergy Corp.	20,000	$ 1,580,000
General Electric Co.	125,000	1,737,500	Total Domestic Common Stocks
			(Cost $114,478,906)		139,129,826
Honeywell Int'l., Inc.	55,400	2,036,504
L-3 Communications Holdings,			Foreign Stocks & ADR's 3.5%
Inc.	8,500	632,400	Australia 0.6%
Lockheed Martin Corp.	21,200	1,589,576	BHP Billiton Ltd. ADR	20,000	1,246,000
McDermott Int'l., Inc. *	50,000	1,188,000	Finland 0.5%
Northrop Grumman Corp.	25,000	1,220,250	Nokia Corp. ADR	75,000	1,050,750
Rockwell Automation, Inc.	21,740	909,819	Germany 0.7%
Tyco Int'l. Ltd.	26,525	840,577	SAP AG ADR	30,000	1,462,800
Union Pacific Corp.	30,000	1,794,300	Israel 0.5%
United Technologies Corp.	57,000	3,383,520	Teva Pharmaceutical Industries
			Ltd. ADR	20,000	1,030,000
Waste Management, Inc.	70,800	2,119,044
		24,025,163	Mexico 0.8%
			America Movil SA de CV ADR	40,000	1,806,000
Information Technology 10.6%
Accenture Ltd.	30,000	990,000	United Kingdom 0.4%
			Diageo PLC ADR	15,000	930,600
Activision Blizzard, Inc. *	75,000	870,750	Total Foreign Stocks & ADR's
Adobe Systems, Inc. *	35,000	1,099,700	(Cost $6,874,964)		7,526,150
Broadcom Corp. *	50,000	1,422,500		Principal
Check Point Software				Amount
Technologies *	25,000	696,750		(M=$1,000)
Cisco Systems, Inc. *	75,000	1,620,000	Corporate Short-Term Notes 0.6%
Dolby Laboratories, Inc. *	25,000	975,250	Abbott Labs
EMC Corp. *	115,100	1,830,090	0.13%, 09/01/09	900M	900,000
Intel Corp.	50,000	1,016,000	Coca-Cola Co.
Intersil Corp.	50,000	740,000	0.25%, 09/29/09	300M	299,942
			Total Corporate Short-Term
Int'l. Business Machines Corp.	21,437	2,530,638	Notes (Cost $1,199,942)		1,199,942
Juniper Networks, Inc. *	30,000	692,100	Total Investments 98.5%
KLA-Tencor Corp.	30,000	936,000	(Cost $185,341,970)†		211,452,025
Microsoft Corp.	104,010	2,563,846	Other Assets in Excess of
Motorola, Inc.	75,000	538,500	Liabilities 1.5%		3,242,479
NetApp, Inc. *	65,000	1,478,750	Net Assets 100.0%		$ 214,694,504
Seagate Technology	50,000	692,500
Teradata Corp. *	24,000	646,320	* Non-income producing
Texas Instruments, Inc.	60,000	1,475,400	†	Cost for federal income tax purposes is $185,341,970.
		22,815,094	At August 31, 2009 unrealized appreciation for federal
			income tax purposes aggregated $26,110,055 of
Materials 2.5%			which $36,197,785 related to appreciated securities
EI Du Pont de Nemours & Co.	50,000	1,596,500	and $10,087,730 related to depreciated securities.
Freeport-McMoRan Copper &
Gold, Inc.	35,000	2,204,300	ADR	- American Depository Receipt
Praxair, Inc.	20,000	1,532,400
		5,333,200
Telecommunication Services 1.5%
AT&T, Inc.	50,000	1,302,500
Rogers Communications, Inc.	25,000	688,250
Verizon Communications, Inc.	40,000	1,241,600
		3,232,350

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Sentinel Capital Growth Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Materials	17.1%	Industrials	10.5%
Health Care	14.9%	Consumer Discretionary	8.3%
Information Technology	14.6%	Financials	8.0%
Consumer Staples	12.4%	Telecommunication Services	1.4%
Energy	11.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Praxair, Inc.	5.5%	Roche Holding AG	3.2%
McDonald's Corp.	4.5%	Walgreen Co.	3.0%
Gilead Sciences, Inc.	3.8%	BlackRock, Inc.	2.8%
Int'l. Business Machines Corp.	3.5%	BHP Billiton Ltd.	2.6%
SPDR Gold Trust	3.3%	Total of Net Assets	35.5%
Emerson Electric Co.	3.3%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 88.7%			St. Mary Land & Exploration Co.	20,000	$526,000	Jacobs Engineering Group,
Consumer Discretionary 8.3%			Suncor Energy, Inc.	10,000	306,400	Inc. *	45,000	$ 1,979,100
Home Depot, Inc.	50,000	$1,364,500	Weatherford Int'l. Ltd. *	20,800	414,960	Union Pacific Corp.	30,000	1,794,300
McDonald's Corp.	90,500	5,089,720			12,806,414			11,735,642
Tiffany & Co.	45,000	1,637,100	Financials 8.0%			Information Technology 14.6%
Yum! Brands, Inc.	35,000	1,198,750	BlackRock, Inc.	16,000	3,193,120	ANSYS, Inc. *	25,000	878,500
		9,290,070	CME Group, Inc.	2,000	582,080	Apple, Inc. *	9,500	1,597,995
Consumer Staples 12.4%			JPMorgan Chase & Co.	40,000	1,738,400	Autodesk, Inc. *	70,000	1,640,100
Bunge Ltd.	17,200	1,152,572	Northern Trust Corp.	30,900	1,806,414	Automatic Data Processing, Inc.	40,763	1,563,261
Colgate-Palmolive Co.	36,000	2,617,200	Wells Fargo & Co.	60,500	1,664,960	Cisco Systems, Inc. *	90,870	1,962,792
Corn Products Int'l., Inc.	43,400	1,287,244			8,984,974	Cognizant Technology
						Solutions Corp. *	43,000	1,499,840
JM Smucker Co.	31,000	1,620,370	Health Care 11.7%			EMC Corp. *	20,400	324,360
PepsiCo, Inc.	24,554	1,391,475	Covidien Plc.	15,000	593,550	Hewlett-Packard Co.	20,000	897,800
Procter & Gamble Co.	25,770	1,394,415	Express Scripts, Inc. *	10,000	722,200	Int'l. Business Machines Corp.	33,000	3,895,650
Walgreen Co.	100,000	3,388,000	Gilead Sciences, Inc. *	95,400	4,298,724	Microsoft Corp.	30,000	739,500
Wal-Mart Stores, Inc.	20,000	1,017,400	Johnson & Johnson	20,000	1,208,800	Visa, Inc.	20,000	1,422,000
		13,868,676	Medtronic, Inc.	68,428	2,620,792			16,421,798
Energy 11.4%			St. Jude Medical, Inc. *	37,000	1,425,980	Materials 10.4%
Arch Coal, Inc.	13,000	225,160	Stryker Corp.	55,000	2,280,300	Commercial Metals Co.	25,000	423,250
Devon Energy Corp.	15,000	920,700			13,150,346	Freeport-McMoRan Copper &
EOG Resources, Inc.	20,000	1,440,000	Industrials 10.5%			Gold, Inc.	40,700	2,563,286
ExxonMobil Corp.	40,000	2,766,000	Canadian Pacific Railway Ltd.	20,000	957,200	Monsanto Co.	12,000	1,006,560
Noble Corp.	25,000	875,750	Donaldson Co., Inc.	35,000	1,314,950	Nucor Corp.	12,900	574,566
Occidental Petroleum Corp.	18,000	1,315,800	Emerson Electric Co.	99,600	3,672,252	Potash Corp. of Saskatchewan,
Peabody Energy Corp.	39,300	1,284,324	Goodrich Corp.	29,000	1,599,640	Inc.	6,000	531,060
Schlumberger Ltd.	48,600	2,731,320	Illinois Tool Works, Inc.	10,000	418,200	Praxair, Inc.	80,000	6,129,600
The accompanying notes are an integral part of the financial statements.

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Sentinel Capital Growth Fund

	Shares	Value
		(Note 2)
Yamana Gold, Inc.	50,000	$460,000
		11,688,322
Telecommunication Services 1.4%
AT&T, Inc.	20,000	521,000
Verizon Communications, Inc.	35,000	1,086,400
		1,607,400
Total Domestic Common Stocks
(Cost $75,372,541)		99,553,642
Exchange Traded Funds 3.3%
Materials 3.3%
SPDR Gold Trust *
(Cost $2,900,530)	40,000	3,736,000
Foreign Stocks & ADR's 7.0%
Australia 2.6%
BHP Billiton Ltd. ADR	46,000	2,865,800
Brazil 1.2%
Petroleo Brasileiro SA ADR	10,000	396,400
Vale SA ADR	50,000	960,500
		1,356,900
Switzerland 3.2%
Roche Holding AG ADR	90,000	3,579,300
Total Foreign Stocks & ADR's
(Cost $6,162,061)		7,802,000

	Principal Amount
	(M=$1,000)
Corporate Short-Term Notes 0.7%
PepsiCo, Inc.
0.09%, 09/08/09
(Cost $799,986)	800M	799,986
Total Investments 99.7%
(Cost $85,235,117)†		111,891,628
Other Assets in Excess of
Liabilities 0.3%		371,796
Net Assets 100.0%		$ 112,263,424

* Non-income producing
†	Cost for federal income tax purposes is $85,235,117.
At August 31, 2009 unrealized appreciation for federal
income tax purposes aggregated $26,656,511 of
which $30,710,537 related to appreciated securities
and $4,054,026 related to depreciated securities.

ADR -	American Depository Receipt
SPDR -	Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

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Sentinel Common Stock Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.0%	Consumer Staples	10.6%
Health Care	16.4%	Consumer Discretionary	7.6%
Industrials	12.9%	Materials	4.6%
Energy	12.6%	Telecommunication Services	2.9%
Financials	11.0%	Utilities	1.1%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	3.5%	Schlumberger Ltd.	1.8%
Procter & Gamble Co.	2.3%	Honeywell Int'l., Inc.	1.7%
Int'l. Business Machines Corp.	2.1%	JPMorgan Chase & Co.	1.6%
Johnson & Johnson	2.0%	Freeport-McMoRan Copper & Gold, Inc.	1.6%
United Technologies Corp.	1.9%	Total of Net Assets	20.3%
PepsiCo, Inc.	1.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.0%			Chevron Corp.	197,400	$13,806,156	Health Care 15.7%
Consumer Discretionary 7.6%			EOG Resources, Inc.	120,000	8,640,000	Aetna, Inc.	250,000	$ 7,125,000
Coach, Inc.	150,000	$4,243,500	ExxonMobil Corp.	500,000	34,575,000	Amgen, Inc. *	115,500	6,899,970
Comcast Corp.	800,000	11,672,000	Marathon Oil Corp.	200,000	6,174,000	Baxter Int'l., Inc.	125,000	7,115,000
Gap, Inc.	384,000	7,545,600	Noble Energy, Inc.	200,000	12,092,000	Becton Dickinson & Co.	125,000	8,702,500
McDonald's Corp.	137,500	7,733,000	Pride Int'l., Inc. *	175,000	4,511,500	Bristol-Myers Squibb Co.	350,000	7,745,500
McGraw-Hill Cos., Inc.	300,000	10,083,000	Schlumberger Ltd.	325,000	18,265,000	Celgene Corp. *	100,000	5,217,000
Nike, Inc.	125,000	6,923,750	Seahawk Drilling, Inc. *	1	15	Covidien Plc.	100,000	3,957,000
Polo Ralph Lauren Corp.	80,000	5,310,400	Transocean Ltd. *	83,247	6,313,452	Eli Lilly & Co.	135,000	4,517,100
Time Warner Cable, Inc.	164,100	6,058,572	Weatherford Int'l. Ltd. *	750,000	14,962,500	Forest Laboratories, Inc. *	175,000	5,122,250
Time Warner, Inc.	427,400	11,928,734			125,710,873	Gen-Probe, Inc. *	140,000	5,397,000
TJX Cos., Inc.	120,700	4,339,165	Financials 11.0%			Gilead Sciences, Inc. *	200,000	9,012,000
		75,837,721	ACE Ltd.	139,300	7,268,674	Johnson & Johnson	325,000	19,643,000
Consumer Staples 9.8%			American Express Co.	240,000	8,116,800	Medco Health Solutions, Inc. *	85,000	4,693,700
Altria Group, Inc.	225,000	4,113,000	Bank of America Corp.	300,000	5,277,000	Medtronic, Inc.	318,600	12,202,380
CVS Caremark Corp.	325,000	12,194,000	Bank of New York Mellon Corp.	325,000	9,623,250	Merck & Co., Inc.	175,000	5,675,250
HJ Heinz Co.	250,000	9,625,000	Goldman Sachs Group, Inc.	60,000	9,927,600	Mettler-Toledo Int'l., Inc. *	55,000	4,807,000
Kellogg Co.	150,000	7,063,500	JPMorgan Chase & Co.	367,750	15,982,415	Pfizer, Inc.	762,500	12,733,750
Kimberly-Clark Corp.	100,000	6,046,000	Marsh & McLennan Cos., Inc.	250,000	5,885,000	Schering-Plough Corp.	425,000	11,976,500
Kraft Foods, Inc.	200,000	5,670,000	MetLife, Inc.	175,000	6,608,000	St. Jude Medical, Inc. *	150,000	5,781,000
PepsiCo, Inc.	325,000	18,417,750	Morgan Stanley	300,000	8,688,000	Zimmer Holdings, Inc. *	160,000	7,576,000
Philip Morris Int'l., Inc.	255,400	11,674,334	The Travelers Cos., Inc.	275,000	13,865,500			155,898,900
Procter & Gamble Co.	419,900	22,720,789	US Bancorp	525,000	11,875,500	Industrials 12.9%
		97,524,373	Wells Fargo & Co.	225,000	6,192,000	Boeing Co.	100,000	4,967,000
Energy 12.6%					109,309,739	Canadian National Railway Co.	160,700	7,756,989
Apache Corp.	75,000	6,371,250

The accompanying notes are an integral part of the financial statements.

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Sentinel Common Stock Fund

							Principal
	Shares	Value		Shares	Value		Amount	Value
		(Note 2)			(Note 2)		(M=$1,000)	(Note 2)
Deere & Co.	140,000	$6,104,000	Utilities 1.1%			Federal National Mortgage
General Dynamics Corp.	160,000	9,470,400	Entergy Corp.	100,000	$7,900,000	Association 0.1%
						Agency Discount Notes:
General Electric Co.	625,000	8,687,500	Exelon Corp.	63,000	3,151,260	0.18%, 09/14/09	950M	$ 949,938
Honeywell Int'l., Inc.	449,300	16,516,268			11,051,260	Total U.S. Government
L-3 Communications Holdings,			Total Domestic Common Stocks			Obligations
Inc.	60,500	4,501,200	(Cost $696,957,041)		915,894,288	(Cost $5,949,884)		5,949,884
Lockheed Martin Corp.	100,000	7,498,000	Foreign Stocks & ADR's 4.7%			Total Investments 98.0%
McDermott Int'l., Inc. *	280,300	6,659,928	Australia 0.9%			(Cost $752,011,700)†		975,376,747
Northrop Grumman Corp.	160,000	7,809,600	BHP Billiton Ltd. ADR	150,000	9,345,000	Other Assets in Excess of
Rockwell Automation, Inc.	125,000	5,231,250	Finland 0.7%			Liabilities 2.0%		20,294,633
Tyco Int'l. Ltd.	155,850	4,938,887	Nokia Corp. ADR	465,000	6,514,650	Net Assets 100.0%		$ 995,671,380
Union Pacific Corp.	150,000	8,971,500	Germany 1.0%
United Technologies Corp.	325,000	19,292,000	SAP AG ADR	200,000	9,752,000	* Non-income producing
Waste Management, Inc.	350,000	10,475,500	Israel 0.6%			†	Cost for federal income tax purposes is $752,011,700.
		128,880,022	Teva Pharmaceutical Industries			At August 31, 2009 unrealized appreciation for federal
			Ltd. ADR	125,000	6,437,500	income tax purposes aggregated $223,365,047 of
Information Technology 15.4%						which $263,693,133 related to appreciated securities
Accenture Ltd.	300,000	9,900,000	Mexico 0.7%			and $40,328,086 related to depreciated securities.
Activision Blizzard, Inc. *	500,000	5,805,000	America Movil SA de CV ADR	162,100	7,318,815
Adobe Systems, Inc. *	225,000	7,069,500	United Kingdom 0.8%			ADR	- American Depository Receipt
Broadcom Corp. *	175,000	4,978,750	Diageo PLC ADR	125,000	7,755,000
Check Point Software			Total Foreign Stocks & ADR's
Technologies *	250,000	6,967,500	(Cost $42,695,165)		47,122,965
Cisco Systems, Inc. *	500,000	10,800,000		Principal
				Amount
Dolby Laboratories, Inc. *	150,000	5,851,500		(M=$1,000)
EMC Corp. *	750,000	11,925,000	Corporate Short-Term Notes 0.7%
Intel Corp.	250,000	5,080,000	Chevron Texaco Funding Corp.
Intersil Corp.	425,000	6,290,000	0.12%, 09/09/09	5,000M	4,999,867
Int'l. Business Machines Corp.	175,000	20,658,750	Colgate-Palmolive Co.
			0.14%, 09/02/09	250M	249,999
Juniper Networks, Inc. *	250,000	5,767,500	Proctor & Gamble
KLA-Tencor Corp.	225,000	7,020,000	0.21%, 10/19/09	800M	799,776
Microsoft Corp.	600,000	14,790,000	Southern Company
Motorola, Inc.	441,600	3,170,688	0.17%, 09/22/09	250M	249,975
NetApp, Inc. *	400,000	9,100,000	UPS, Inc.
Seagate Technology	209,100	2,896,035	0.14%, 09/16/09	110M	109,993
			Total Corporate Short-Term
Teradata Corp. *	166,000	4,470,380	Notes (Cost $6,409,610)		6,409,610
Texas Instruments, Inc.	450,000	11,065,500	U.S. Government Obligations 0.6%
		153,606,103	Federal Home Loan Bank 0.5%
Materials 3.7%			Agency Discount Notes:
EI Du Pont de Nemours & Co.	231,300	7,385,409	0.13%, 09/04/09	5,000M	4,999,946
Freeport-McMoRan Copper &
Gold, Inc.	250,000	15,745,000
Praxair, Inc.	175,000	13,408,500
		36,538,909
Telecommunication Services 2.2%
AT&T, Inc.	300,000	7,815,000
Rogers Communications, Inc.	275,000	7,570,750
Verizon Communications, Inc.	198,152	6,150,638
		21,536,388

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

Fund Profile
at August 31, 2009 (Unaudited)
Portfolio Weightings
Asset Category	Percent of Net Assets	Asset Category		Percent of Net Assets
U.S. Government Obligations	49.3%	Limited Partnership Interests			0.1%
Domestic Common Stocks	32.4%	Cash and Other			3.6%
Corporate Bonds	8.1%
Foreign Stocks & ADR's	6.5%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	0.9%	U.S. Treasury Note	3.125%	05/15/19	5.6%
Samsung Electronics Co Ltd.	0.6%	FNMA AC1241	5.00%	07/01/39	5.3%
Int'l. Business Machines Corp.	0.6%	FNMA 931530	5.50%	07/01/39	5.0%
Comcast Corp.	0.6%	GNMA 701943	5.00%	06/15/39	4.3%
PepsiCo, Inc.	0.6%	U.S. Treasury Bond	3.50%	02/15/39	3.9%
CVS Caremark Corp.	0.6%	GNMA 699250	6.00%	09/15/38	3.6%
JPMorgan Chase & Co.	0.5%	FGLMC C47348	7.00%	01/01/30	3.4%
AT&T, Inc.	0.5%	FNMA 190371	6.50%	07/01/36	3.0%
Procter & Gamble Co.	0.5%	U.S. Treasury Note	3.25%	05/31/16	2.6%
Noble Energy, Inc.	0.5%	FHLMC A81629	5.50%	09/01/38	2.3%
Total of Net Assets*	5.9%	Total of Net Assets*			39.0%
Average Effective Duration (for all Fixed Income Holdings) 5.3 years**
*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change.
More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at August 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 49.3%			FNMA 190371			GNMA 701943
U.S. Government Agency			6.5%, 07/01/36	2,664M	$ 2,855,587	5%, 06/15/39	3,990M	$ 4,116,344
Obligations 37.2%			FNMA 995671			Total Government National
Federal Home Loan Mortgage			6%, 05/01/38	1,894M	1,998,129	Mortgage Corporation		9,325,716
Corporation 7.7%			FNMA AC1241			Total U.S. Government Agency
Mortgage-Backed Securities:			5%, 07/01/39	4,986M	5,124,977	Obligations		35,912,774
30-Year:			FNMA 931530			U.S. Treasury Obligations 12.1%
FGLMC C47348			5.5%, 07/01/39	4,669M	4,867,820	3.25%, 05/31/16	2,500M	2,545,117
7%, 01/01/30	2,943M	$3,285,908	Total Federal National Mortgage			3.125%, 05/15/19	5,500M	5,371,096
FHLMC A81629			Association		19,145,278
5.5%, 09/01/38	2,125M	2,217,707				3.5%, 02/15/39	4,250M	3,755,942
			Government National Mortgage					11,672,155
FHLMC A84705			Corporation 9.7%			Total U.S. Government
6%, 02/01/39	1,837M	1,938,165	Mortgage-Backed Securities:			Obligations
Total Federal Home Loan			30-Year:			(Cost $46,570,416)		47,584,929
Mortgage Corporation		7,441,780	GNMA 691235
Federal National Mortgage			6%, 06/15/38	1,660M	1,753,010	Corporate Bonds 8.1%
Association 19.8%			GNMA 699250			Basic Industry 0.5%
Mortgage-Backed Securities:			6%, 09/15/38	3,272M	3,456,362	KB Home
30-Year:						9.1%, 09/15/17	500M	512,500
FNMA 735746						Noranda Aluminum Acquisition
6%, 07/01/35	2,028M	2,144,516				Corp.
						5.4125%, 05/15/15 (b)	18M	11,293
FNMA AA7936
4.5%, 01/01/36	2,134M	2,154,249						523,793

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

	Principal
	Amount	Value		Shares	Value		Shares	Value
	(M=$1,000)	(Note 2)			(Note 2)			(Note 2)
Capital Goods 0.5%			McDonald's Corp.	4,000	$224,960	US Bancorp	12,500	$282,750
L-3 Communications Corp.			Polo Ralph Lauren Corp.	3,500	232,330	Wells Fargo & Co.	8,032	221,041
6.375%, 10/15/15	500M	$473,750	Target Corp.	3,459	162,573			3,569,970
Consumer Cyclical 0.6%			Time Warner Cable, Inc.	2,928	108,102	Health Care 5.5%
Int'l. Game Technology			Time Warner, Inc.	11,666	325,598	Abbott Laboratories	5,000	226,150
7.5%, 06/15/19	500M	542,304			2,122,014	Aetna, Inc.	7,500	213,750
Energy 0.9%
El Paso Corp.			Consumer Staples 4.0%			Amgen, Inc. *	5,000	298,700
8.05%, 10/15/30	250M	224,976	Altria Group, Inc.	12,500	228,500	Baxter Int'l., Inc.	6,000	341,520
Nexus Ltd.			Coca-Cola Co.	4,455	217,270	Becton Dickinson & Co.	5,000	348,100
10.5%, 03/07/12 (c)(d)	500M	100,000	Colgate-Palmolive Co.	2,500	181,750	Bristol-Myers Squibb Co.	14,000	309,820
PetroProd Ltd.			CVS Caremark Corp.	15,000	562,800	Cigna Corp.	7,500	220,725
7.1494%,
01/12/12 (c)(d)(e)(f)	500M	80,000	General Mills, Inc.	2,811	167,901	Covidien Plc.	5,000	197,850
Sonat, Inc.			HJ Heinz Co.	5,000	192,500	Eli Lilly & Co.	5,200	173,992
7%, 02/01/18	510M	478,726	Kimberly-Clark Corp.	4,544	274,730	Gen-Probe, Inc. *	7,500	289,125
		883,702	Kraft Foods, Inc.	15,000	425,250	Gilead Sciences, Inc. *	5,000	225,300
Financials 2.2%			PepsiCo, Inc.	10,000	566,700	Johnson & Johnson	5,000	302,200
ACE INA Holdings, Inc.			Philip Morris Int'l., Inc.	7,500	342,825	Medtronic, Inc.	10,000	383,000
5.8%, 03/15/18	500M	530,093
Goldman Sachs Group, Inc.			Procter & Gamble Co.	9,600	519,456	Merck & Co., Inc.	10,000	324,300
6.75%, 10/01/37	500M	502,162	Wal-Mart Stores, Inc.	3,928	199,818	Mettler-Toledo Int'l., Inc. *	2,500	218,500
JPMorgan Chase & Co					3,879,500	Pfizer, Inc.	25,000	417,500
6.4%, 05/15/38	500M	554,051	Energy 4.1%			Schering-Plough Corp.	15,000	422,700
Prudential Financial, Inc.			Chevron Corp.	5,000	349,700	St. Jude Medical, Inc. *	4,500	173,430
6.625%, 12/01/37	500M	488,703	ConocoPhillips	7,088	319,173	Zimmer Holdings, Inc. *	4,000	189,400
		2,075,009	ExxonMobil Corp.	12,000	829,800			5,276,062
Health Care 0.5%			Hess Corp.	3,000	151,770	Industrials 4.9%
Universal Hospital Services, Inc.
8.5%, 06/01/15	500M	485,000	Marathon Oil Corp.	10,000	308,700	Boeing Co.	7,000	347,690
Technology 0.6%			Noble Energy, Inc.	8,500	513,910	Canadian National Railway Co.	7,000	337,890
Corning, Inc.			Occidental Petroleum Corp.	3,162	231,142	Deere & Co.	6,500	283,400
6.625%, 05/15/19	500M	541,599	Patterson-UTI Energy, Inc.	10,000	132,900	General Dynamics Corp.	5,000	295,950
Telecommunications 0.5%			Pride Int'l., Inc. *	7,500	193,350	General Electric Co.	15,000	208,500
Vodafone Group PLC			Schlumberger Ltd.	5,000	281,000	Honeywell Int'l., Inc.	10,000	367,600
5.45%, 06/10/19	500M	521,265	Seahawk Drilling, Inc. *	500	11,145	L-3 Communications Holdings,
Utilities 1.8%			Transocean Ltd. *	4,000	303,360	Inc.	3,500	260,400
NRG Energy, Inc.			Weatherford Int'l. Ltd. *	15,000	299,250	Lockheed Martin Corp.	4,000	299,920
7.375%, 02/01/16	1,000M	958,750			3,925,200	McDermott Int'l., Inc. *	10,000	237,600
Tenaska Alabama Partners LP						Northrop Grumman Corp.	10,000	488,100
7%, 06/30/21 (d)	87M	75,562	Financials 3.7%
White Pine Hydro Portf. LLC			ACE Ltd.	5,000	260,900	Rockwell Automation, Inc.	5,000	209,250
7.26%, 07/20/15 (c)(d)	800M	701,391	Bank of America Corp.	12,670	222,865	Tyco Int'l. Ltd.	7,500	237,675
		1,735,703	Bank of New York Mellon Corp.	7,500	222,075	Union Pacific Corp.	4,000	239,240
Total Corporate Bonds			Franklin Resources, Inc.	1,800	167,994	United Technologies Corp.	7,500	445,200
(Cost $8,492,650)		7,782,125	Goldman Sachs Group, Inc.	2,500	413,650	Waste Management, Inc.	15,000	448,950
			JPMorgan Chase & Co.	12,000	521,520			4,707,365
	Shares		Marsh & McLennan Cos., Inc.	7,000	164,780	Information Technology 4.6%
Domestic Common Stocks 32.4%			MetLife, Inc.	10,000	377,600	Accenture Ltd.	10,000	330,000
Consumer Discretionary 2.2%						Activision Blizzard, Inc. *	17,500	203,175
			Moody's Corp.	4,700	128,028
Coach, Inc.	5,400	152,766				Adobe Systems, Inc. *	5,000	157,100
			PNC Financial Services Group,
Comcast Corp.	40,000	583,600	Inc.	5,006	213,205	Altera Corp.	4,994	95,935
Gap, Inc.	16,900	332,085	The Travelers Cos., Inc.	7,409	373,562	ANSYS, Inc. *	10,000	351,400

The accompanying notes are an integral part of the financial statements.

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Sentinel Conservative Allocation Fund

						†	Cost for federal income tax purposes is $92,875,955.
	Shares	Value		Shares	Value		At August 31, 2009 unrealized appreciation for federal
		(Note 2)			(Note 2)		income tax purposes aggregated $1,070,516 of which
							$5,142,068 related to appreciated securities and
EMC Corp. *	22,500	$ 357,750	Hong Kong 0.5%				$4,071,552 related to depreciated securities.
Fiserv, Inc. *	4,600	221,950	Li & Fung Ltd. (g)	150,000	$498,656
Harris Corp.	5,000	173,650	Israel 0.2%			(b)	Noranda Aluminium Acquisition Corp. has a
							variable interest rate that floats Semi-annually on
Harris Stratex Networks, Inc. *	1,242	7,526	Teva Pharmaceutical Industries				15th of May and November. The interest rate is
Intel Corp.	4,600	93,472	Ltd. ADR	4,000	206,000		based on the 6-month Libor rate plus 4.00%.
Intersil Corp.	14,500	214,600	Japan 0.4%			(c)	Illiquid securities. These bonds represent private
			Komatsu Ltd. (g)	8,000	144,135		placement investments that the Fund has made.
Int'l. Business Machines Corp.	5,000	590,250					At August 31, 2009, the market value of the
Juniper Networks, Inc. *	10,000	230,700	Uni-Charm Corp. (g)	3,000	268,783		private placement securities amounted to
					412,918		$881,391 or 0.91% of net assets.
Microchip Technology, Inc.	8,500	225,675
			Mexico 0.3%			(d)	Security exempt from registration under Rule
Microsoft Corp.	11,500	283,475					144A of the Securities Act of 1933, as amended.
			America Movil SA de CV ADR	5,000	225,750
Motorola, Inc.	30,000	215,400					These securities may be resold in transactions
			Singapore 0.5%				exempt from registration, normally to qualified
NetApp, Inc. *	10,000	227,500	Singapore Technologies				institutional buyers. At August 31, 2009, the
Seagate Technology	8,500	117,725	Engineering Ltd. (g)	250,000	449,500		market value of rule 144A securities amounted to
							$956,953 or 0.99% of net assets.
Texas Instruments, Inc.	15,000	368,850	South Korea 0.7%
		4,466,133	Samsung Electronics Co Ltd. (g)	1,000	616,624	(e)	PetroProd, Inc. has a variable interest rate that
							floats quarterly on the 12th day of April, July,
Materials 1.4%			Spain 0.3%				October and January. The interest rate is based
EI Du Pont de Nemours & Co.	7,000	223,510	Telefonica SA ADR	4,000	303,120		on the 3-month Libor rate plus 6.00%.
Freeport-McMoRan Copper &						(f)	In Default
			Switzerland 0.4%
Gold, Inc.	5,000	314,900				(g)	Fair Valued
			Nestle SA (g)	5,000	208,165
Packaging Corp. of America	12,500	254,500				(h)	Return of Capital paid during the fiscal period
			Novartis AG ADR	3,500	162,645
Praxair, Inc.	5,000	383,100				ADR	- American Depository Receipt
					370,810
Weyerhaeuser Co.	4,308	161,076
		1,337,086	United Kingdom 0.9%
			BG Group PLC (g)	20,000	328,143
Telecommunication Services 1.4%
AT&T, Inc.	20,000	521,000	BP PLC ADR	3,991	205,337
Rogers Communications, Inc.	15,000	412,950	Diageo PLC ADR	4,000	248,160
Verizon Communications, Inc.	14,000	434,560	Standard Chartered PLC (g)	5,000	112,857
		1,368,510			894,497
			Total Foreign Stocks & ADR's
Utilities 0.6%			(Cost $5,537,047)		6,230,760
DPL, Inc.	5,500	136,235	Limited Partnership Interests 0.1%
Entergy Corp.	2,500	197,500	Energy 0.1%
FPL Group, Inc.	3,411	191,630	Williams Partners LP * (h)
Mirant Corp. *	5,464	92,069	(Cost $119,062)	4,000	79,400
		617,434		Principal
Total Domestic Common Stocks				Amount
(Cost $31,156,797)		31,269,274		(M=$1,000)
Foreign Stocks & ADR's 6.5%			Corporate Short-Term Notes 1.0%
Australia 0.3%			PepsiCo, Inc.
BHP Billiton Ltd. ADR	5,000	311,500	0.09%, 09/08/09
			(Cost $999,983)	1,000M	999,983
China 0.5%			Total Investments 97.4%
China Life Insurance Co Ltd. (g)	110,000	464,110	(Cost $92,875,955)†		93,946,471
Finland 0.3%			Other Assets in Excess of
Nokia Corp. ADR	20,000	280,200	Liabilities 2.6%		2,476,017
France 0.4%			Net Assets 100.0%		$ 96,422,488
Total SA ADR	7,000	400,890
Germany 0.8%			* Non-income producing
Fresenius SE (g)	9,000	454,865
SAP AG ADR	7,000	341,320
		796,185

The accompanying notes are an integral part of the financial statements.

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Sentinel Georgia Municipal Bond Fund

Fund Profile
at August 31, 2009 (Unaudited)
Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
State of Georgia	6.25%	08/01/13	8.0%	De Kalb County, GA	5.00%	12/01/15	4.0%
Georgia State Road & Tollway Auth.	5.00%	06/01/18	7.5%	Chatham County School District	5.25%	08/01/14	3.9%
Clayton County Water & Sewer Auth.	5.25%	05/01/15	5.7%	State of Georgia	5.00%	12/01/19	3.9%
Columbia County, Ga	5.00%	04/01/17	4.9%	City of Columbus, GA	5.00%	05/01/20	3.8%
Blackrock Provident Institutional Funds Muni	0.0001%	09/01/07	4.4%	Total of Net Assets			50.1%
County of Forsyth, GA	5.00%	03/01/22	4.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
Investment in Securities
at August 31, 2009 (Unaudited)

						†	Cost for federal income tax purposes is $28,109,131.
	Principal			Principal			At August 31, 2009 unrealized appreciation for federal
	Amount	Value		Amount	Value		income tax purposes aggregated $1,171,992 of which
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		$1,213,603 related to appreciated securities and
Municipal Bonds 94.7%			Jackson County School District, GA				$41,611 related to depreciated securities.
Georgia 94.7%			5%, 03/01/16	1,000M	$ 1,109,170
Berrien County School District			5%, 03/01/21	500M	531,795
5%, 04/01/18	605M	$705,357	Jackson County Water & Sewer
Bulloch County Development Auth.			Auth.
5%, 08/01/16	500M	531,400	5.25%, 09/01/20	500M	519,480
Chatham County School District			Newton County School District, GA
5.25%, 08/01/14	1,000M	1,156,350	5%, 02/01/15	700M	769,342
City of Columbus, GA			Paulding County School District, GA
5%, 05/01/20	1,000M	1,136,070	5%, 02/01/21	1,000M	1,098,510
Clayton County Water & Sewer			Paulding County, GA
Auth.			5%, 02/01/21	1,000M	1,106,080
5.25%, 05/01/15	1,500M	1,679,235	Private Colleges & Universities
Cobb County Hospital Auth.			Auth.
5.25%, 04/01/15	700M	762,006	5%, 09/01/13	500M	565,735
Cobb County Kennestone Hospital			State of Georgia
Authority			2%, 04/01/26	1,000M	742,140
5.25%, 04/01/20	500M	537,370	5%, 12/01/19	1,000M	1,150,590
5.25%, 04/01/21	500M	531,270	6.25%, 08/01/13	2,000M	2,357,860
Cobb County, GA			Total Municipal Bonds
5%, 01/01/13	500M	559,010	(Cost $26,809,131)		27,981,123
Cobb-Marietta Coliseum & Exhibit
Hall				Shares
5%, 01/01/15	1,000M	1,107,980	Institutional Funds 4.4%
Columbia County, Ga			Blackrock Provident Institutional
5%, 04/01/17	1,250M	1,444,875	Funds Municipal Money
County of Forsyth, GA			Market Fund
5%, 03/01/22	1,045M	1,186,963	(Cost $1,300,000)		1,300,000
County of Gilmer, GA			Total Investments 99.1%
5%, 04/01/20	1,000M	1,073,570	(Cost $28,109,131)†		29,281,123
De Kalb County, GA			Other Assets in Excess of
5%, 12/01/15	1,000M	1,169,490	Liabilities 0.9%		279,683
Fulton Dekalb Hospital Auth.			Net Assets 100.0%		$ 29,560,806
5%, 01/01/13	1,000M	1,093,050
Georgia State Road & Tollway Auth.
5%, 06/01/18	2,000M	2,228,180
Henry County Water & Sewerage
Auth.
5.125%, 02/01/19	1,045M	1,128,245

The accompanying notes are an integral part of the financial statements.

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Sentinel Government Money Market Fund

Investment in Securities
at August 31, 2009 (Unaudited)
	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 100.0%			Freddie Mac
Federal Home Loan Bank 41.3%			0.18%, 09/30/09	2,400M	$2,399,652
Agency Discount Notes:			Freddie Mac
Federal Home Loan Bank			0.18%, 10/01/09	1,150M	1,149,827
0.08%, 09/04/09	2,400M	$2,399,984	Freddie Mac
Federal Home Loan Bank			0.14%, 10/13/09	1,500M	1,499,755
0.1%, 09/09/09	1,800M	1,799,960	Freddie Mac
Federal Home Loan Bank			0.19%, 10/19/09	2,800M	2,799,291
0.185%, 09/11/09	3,700M	3,699,810	Freddie Mac
Federal Home Loan Bank			0.17%, 11/09/09	1,154M	1,153,624
0.2%, 09/16/09	2,500M	2,499,792	Freddie Mac
Federal Home Loan Bank			0.16%, 11/16/09	1,600M	1,599,460
0.13%, 09/18/09	555M	554,966	Total Federal Home Loan
Federal Home Loan Bank			Mortgage Corporation		22,875,677
0.17%, 09/25/09	3,000M	2,999,660	Federal National Mortgage
Federal Home Loan Bank			Association 31.5%
0.2%, 10/07/09	1,400M	1,399,720	Agency Discount Notes:
Federal Home Loan Bank			Fannie Mae
0.14%, 10/09/09	920M	919,864	0.35%, 09/14/09	5,000M	4,999,368
Federal Home Loan Bank			Fannie Mae
0.18%, 10/09/09	1,500M	1,499,715	0.16%, 09/18/09	2,700M	2,699,796
Federal Home Loan Bank			Fannie Mae
0.185%, 10/14/09	1,900M	1,899,580	0.15%, 09/23/09	4,900M	4,899,556
Federal Home Loan Bank			Fannie Mae
0.18%, 10/21/09	1,000M	999,750	0.17%, 10/02/09	1,890M	1,889,723
Federal Home Loan Bank			Fannie Mae
0.13%, 10/22/09	2,400M	2,399,558	0.21%, 10/05/09	2,900M	2,899,425
Federal Home Loan Bank			Fannie Mae
0.19%, 10/23/09	2,900M	2,899,204	0.165%, 10/16/09	2,050M	2,049,577
Federal Home Loan Bank			Fannie Mae
0.18%, 10/30/09	2,800M	2,799,299	0.18%, 10/26/09	1,940M	1,939,466
Federal Home Loan Bank			Fannie Mae
0.175%, 11/04/09	2,400M	2,399,253	0.18%, 10/28/09	2,500M	2,499,288
Federal Home Loan Bank			Fannie Mae
0.15%, 11/06/09	2,800M	2,799,230	0.15%, 11/02/09	2,600M	2,599,328
Federal Home Loan Bank			Total Federal National Mortgage
0.17%, 11/12/09	749M	748,745	Association		26,475,527
Total Federal Home Loan Bank		34,718,090	Total Investments 100.0%
			(Cost $84,069,294)†		84,069,294
Federal Home Loan Mortgage			Other Assets in Excess of
Corporation 27.2%
Agency Discount Notes:			Liabilities 0.0%		35,801
Freddie Mac			Net Assets 100.0%		$ 84,105,095
0.17%, 09/01/09	1,375M	1,375,000
Freddie Mac
0.175%, 09/03/09	2,800M	2,799,973	† Also cost for federal income tax purposes.
Freddie Mac
0.18%, 09/08/09	1,200M	1,199,958
Freddie Mac
0.19%, 09/21/09	1,800M	1,799,810
Freddie Mac
0.18%, 09/28/09	3,600M	3,599,514
Freddie Mac
0.16%, 09/29/09	1,500M	1,499,813

		The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

Fund Profile
at August 31, 2009 (Unaudited)

Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			8.9%	4 yrs. to 5.99 yrs.			45.4%
1 yr. to 2.99 yrs.			16.8%	6 yrs. to 7.99 yrs.			3.3%
3 yrs. to 3.99 yrs.			6.2%	8 yrs. and over			19.5%
Average Effective Duration (for all Fixed Income Holdings) 5.5 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
U.S. Treasury Note	3.125%	05/15/19	10.4%	FNMA AC1241	5.00%	07/01/39	3.6%
U.S. Treasury Bond	3.50%	02/15/39	9.0%	FNMA AA1265	4.50%	08/01/33	3.4%
GNMA 701943	5.00%	06/15/39	5.9%	FNMA AA7936	4.50%	01/01/36	3.4%
FNMA 931526	5.00%	07/01/39	4.5%	FNMA AA7933	4.50%	01/01/33	3.4%
FNMA AA8725	5.00%	06/01/39	4.2%	Total of Net Assets			51.5%
FNMA 745875	6.50%	09/01/36	3.7%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at August 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 99.2%			FHLMC G05552			20-Year:
U.S. Government Agency			5.5%, 07/01/39	14,316M	$14,939,304	FNMA 252206
Obligations 77.6%			Total Federal Home Loan			6%, 01/01/19	31M	$33,299
Federal Home Loan Mortgage			Mortgage Corporation		61,401,364	FNMA 573745
Corporation 8.5%			Federal National Mortgage			6.5%, 08/01/20	94M	102,746
Mortgage-Backed Securities:			Association 61.4%			FNMA 758564
30-Year:			Collateralized Mortgage Obligations:			6%, 09/01/24	639M	683,287
FHLMC 170141			FNGT 02-T3 B					819,332
11%, 09/01/15	495	$560	5.763%, 12/25/11	200M	213,884
FHLMC 170147			FNR 93-87 Z			25-Year:
11%, 11/01/15	1M	1,389	6.5%, 06/25/23	1,988M	2,166,083	FNMA 251808
FHLMC 360017			FNR 03-32 BZ			10%, 04/01/18	18M	20,001
11%, 11/01/17	723	831	6%, 11/25/32	2,284M	2,439,130	30-Year:
FHLMC A83816					4,819,097	FNMA 002109
4.5%, 09/01/33	5,557M	5,630,345				9.25%, 10/01/09	73	74
FHLMC G01890			Mortgage-Backed Securities:			FNMA 426830
4.5%, 10/01/35	10,716M	10,805,700	10-Year:			8%, 11/01/24	26M	29,788
FHLMC A84179			FNMA 556247			FNMA 682078
4%, 01/01/37	7,317M	7,161,101	7%, 10/01/10	18M	17,941	5.5%, 11/01/32	3,527M	3,695,522
FHLMC A60771			15-Year:			FNMA AA7933
5.5%, 05/01/37	9,948M	10,382,676	FNMA 346879			4.5%, 01/01/33	24,044M	24,335,865
FHLMC A64971			7%, 05/01/11	14M	14,624	FNMA AA1265
5.5%, 08/01/37	82M	85,955	FNMA 993268			4.5%, 08/01/33	24,223M	24,516,363
FGLMC A87581			5%, 04/01/24	20,226M	21,116,245	FNMA 985581
5.5%, 07/01/39	11,876M	12,393,503			21,130,869	4.5%, 10/01/33	10,809M	10,939,938
						FNMA AA1267
						4.5%, 10/01/33	7,198M	7,284,975

The accompanying notes are an integral part of the financial statements.

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Sentinel Government Securities Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 738887			Government National Mortgage
5.5%, 10/01/33	478M	$500,878	Corporation 7.7%
FNMA 748895			Mortgage-Backed Securities:
6%, 12/01/33	612M	648,380	15-Year:
FNMA 815422			GNMA II 3197
4.5%, 02/01/35	8,530M	8,612,196	7%, 02/20/17	26M	$ 28,113
FNMA 931446			20-Year:
4%, 03/01/35	17,283M	17,066,601	GNMA 623177
FNMA 745292			6.5%, 08/15/23	287M	305,989
5.5%, 05/01/35	9,992M	10,467,480	25-Year:
FNMA 735746			GNMA 608728
6%, 07/01/35	5,541M	5,860,508	6.5%, 11/15/25	382M	410,504
FNMA 829230
5.5%, 08/01/35	10,122M	10,584,288	30-Year:
FNMA AA7936			GNMA 506805
4.5%, 01/01/36	24,159M	24,391,665	6.5%, 06/15/29	265M	286,916
FNMA 849999			GNMA 606242
5%, 01/01/36	14,452M	14,905,097	6%, 04/15/34	1,062M	1,127,116
FNMA 190371			GNMA 701568
6.5%, 07/01/36	21,312M	22,844,697	6%, 01/15/39	9,554M	10,091,546
FNMA 745875			GNMA 701943
6.5%, 09/01/36	24,751M	26,531,201	5%, 06/15/39	41,410M	42,721,686
FNMA 881279					54,227,264
5%, 11/01/36	2,787M	2,868,725	Total Government National
FNMA 745932			Mortgage Corporation		54,971,870
6.5%, 11/01/36	10,246M	10,983,332	Total U.S. Government Agency
FNMA AA7228			Obligations		558,835,997
4.5%, 01/01/37	9,833M	9,904,509	U.S. Treasury Obligations 21.6%
FNMA 966831			3.25%, 05/31/16	16,000M	16,288,752
6%, 12/01/37	12,255M	12,926,210	3.125%, 05/15/19	77,000M	75,195,351
FNMA 995671			3.5%, 02/15/39	73,000M	64,513,823
6%, 05/01/38	9,472M	9,990,643			155,997,926
FNMA AA8725			Total Investments 99.2%
5%, 06/01/39	29,725M	30,555,141	(Cost $704,667,833)†		714,833,923
FNMA 931292			Other Assets in Excess of
5.5%, 06/01/39	12,415M	13,000,839	Liabilities 0.8%		5,454,270
FNMA 931533
4.5%, 07/01/39	9,416M	9,516,193	Net Assets 100.0%		$ 720,288,193
FNMA 931526
5%, 07/01/39	31,453M	32,331,231	† Cost for federal income tax purposes is $704,667,833.
FNMA AA9380			At August 31, 2009 unrealized appreciation for federal
5%, 07/01/39	21,744M	22,350,403	income tax purposes aggregated $10,166,089 of
FNMA AC1241			which $10,166,094 related to appreciated securities
5%, 07/01/39	24,929M	25,624,886	and $5 related to depreciated securities.
FNMA 931535
5.5%, 07/01/39	11,299M	11,831,895
FNMA AA9381
5.5%, 07/01/39	10,125M	10,556,000
		415,655,523
Total Federal National Mortgage
Association		442,462,763

		The accompanying notes are an integral part of the financial statements.

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Sentinel Growth Leaders Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Consumer Staples	16.3%	Energy	10.6%
Materials	15.9%	Health Care	9.0%
Financials	12.5%	Industrials	6.9%
Information Technology	11.5%	Telecommunication Services	2.7%
Consumer Discretionary	10.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
BlackRock, Inc.	5.0%	JM Smucker Co.	3.6%
JPMorgan Chase & Co.	4.2%	Praxair, Inc.	3.6%
Roche Holding AG	3.9%	Int'l. Business Machines Corp.	3.6%
BHP Billiton Ltd.	3.8%	Colgate-Palmolive Co.	3.6%
McDonald's Corp.	3.8%	Total of Net Assets	38.9%
Schlumberger Ltd.	3.8%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 82.5%			Medtronic, Inc.	15,000	$574,500	Exchange Traded Funds 3.1%
Consumer Discretionary 10.7%					1,836,180	Materials 3.1%
Home Depot, Inc.	47,000	$1,282,630	Industrials 6.9%			SPDR Gold Trust *
McDonald's Corp.	24,000	1,349,760	Donaldson Co., Inc.	26,900	1,010,633	(Cost $899,714)	12,000 $	1,120,800
Yum! Brands, Inc.	35,000	1,198,750	Emerson Electric Co.	30,000	1,106,100	Foreign Stocks & ADR's 10.5%
		3,831,140	Jacobs Engineering			Australia 3.8%
Consumer Staples 16.3%			Group, Inc. *	8,000	351,840	BHP Billiton Ltd. ADR	22,000	1,370,600
Bunge Ltd.	16,600	1,112,366			2,468,573	Brazil 2.8%
Colgate-Palmolive Co.	17,800	1,294,060	Information Technology 11.5%			Petroleo Brasileiro SA ADR	25,000	991,000
JM Smucker Co.	25,000	1,306,750	ANSYS, Inc. *	20,000	702,800	Switzerland 3.9%
PepsiCo, Inc.	18,000	1,020,060	Cisco Systems, Inc. *	40,000	864,000	Roche Holding AG ADR	35,000	1,391,950
Wal-Mart Stores, Inc.	22,000	1,119,140	Int'l. Business Machines Corp.	11,000	1,298,550	Total Foreign Stocks & ADR's
		5,852,376	Visa, Inc.	18,000	1,279,800	(Cost $3,316,725)		3,753,550
Energy 7.8%					4,145,150
Peabody Energy Corp.	30,200	986,936	Materials 9.0%				Principal Amount
Schlumberger Ltd.	24,000	1,348,800	Freeport-McMoRan Copper &				(M=$1,000)
Suncor Energy, Inc.	15,000	459,600	Gold, Inc.	6,000	377,880	Corporate Short-Term Notes 1.5%
			Monsanto Co.	11,000	922,680	Colgate-Palmolive Co.
		2,795,336				0.14%, 09/02/09
			Potash Corp. of			(Cost $549,998)	550M	549,998
Financials 12.5%			Saskatchewan, Inc.	7,000	619,570	Total Investments 97.6%
BlackRock, Inc.	9,000	1,796,130	Praxair, Inc.	17,000	1,302,540	(Cost $31,887,471)†		35,037,745
JPMorgan Chase & Co.	35,000	1,521,100			3,222,670	Other Assets in Excess of
Northern Trust Corp.	20,200	1,180,892	Telecommunication Services 2.7%			Liabilities 2.4%		845,892
		4,498,122	AT&T, Inc.	37,000	963,850	Net Assets 100.0%		$ 35,883,637
Health Care 5.1%			Total Domestic Common Stocks
Gilead Sciences, Inc. *	28,000	1,261,680	(Cost $27,121,035)		29,613,397
						* Non-income producing

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Growth Leaders Fund

†	Cost for federal income tax purposes is $31,887,471.
At August 31, 2009 unrealized appreciation for federal
income tax purposes aggregated $3,150,274 of which
$4,391,860 related to appreciated securities and
$1,241,586 related to depreciated securities.

ADR	-	American Depository Receipt
SPDR -		Standard & Poor's Depository Receipts

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

Fund Profile
at August 31, 2009 (Unaudited)

Sector Weightings
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Financials	18.8%	Materials	9.1%
Consumer Staples	12.5%	Health Care	7.6%
Industrials	12.4%	Energy	7.5%
Information Technology	10.7%	Telecommunication Services	6.5%
Consumer Discretionary	9.1%	Utilities	3.5%

Top Geographical Weightings
Country	Percent of Net Assets	Country	Percent of Net Assets
Japan	16.6%	China	5.3%
United Kingdom	14.7%	Spain	4.7%
Switzerland	10.5%	Hong Kong	3.9%
France	9.8%	Singapore	3.0%
Germany	9.3%	India	2.5%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Nestle SA	3.2%	Uni-Charm Corp.	1.9%
Fresenius SE	2.7%	Vodafone Group PLC	1.9%
Standard Chartered PLC	2.1%	BG Group PLC	1.8%
Telefonica SA	2.1%	China Life Insurance Co Ltd.	1.8%
Samsung Electronics Co Ltd.	2.0%	Total of Net Assets	21.4%
Singapore Technologies Engineering Ltd.	1.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 2.2%			Industrial & Commercial Bank of			Electricite de France (b)	30,000	$1,575,167
Energy 1.3%			China (b)	1,250,000	$ 853,359	Groupe Danone (b)	34,588	1,885,793
EnCana Corp.	39,500	$ 2,053,605	Tencent Holdings Ltd. (b)	70,000	1,041,704	Lafarge SA (b)	26,668	2,272,615
Materials 0.9%			Want Want China Holdings			Total SA ADR	45,000	2,577,150
Potash Corp. of			Ltd. (b)	3,000,000	1,594,342			15,159,915
Saskatchewan, Inc.	16,000	1,416,160			8,200,672
Total Domestic Common Stocks			Denmark 1.2%			Germany 9.3%
(Cost $4,618,163)		3,469,765	Novo Nordisk A/S ADR	30,000	1,830,300	Allianz SE ADR	137,000	1,582,350
Foreign Stocks & ADR's 95.5%			Finland 2.4%			Bayer AG (b)	30,000	1,845,295
Australia 2.3%			Fortum Oyj (b)	70,000	1,832,769	Fresenius SE (b)	83,000	4,194,863
BHP Billiton Ltd.	65,000	2,021,718	Nokia Corp. ADR	25,000	350,250	MAN AG (b)	18,000	1,379,915
Sims Group Ltd. (b)	78,000	1,508,217	Nokia Oyj (b)	110,000	1,544,160	RWE AG (b)	22,000	2,036,823
		3,529,935			3,727,179	SAP AG (b)	22,000	1,072,631
Brazil 1.1%			France 9.8%			Siemens AG (b)	25,000	2,169,035
Vale SA ADR	91,000	1,748,110	Air Liquide (b)	16,000	1,711,491			14,280,912
China 5.3%			AXA SA (b)	80,000	1,827,241	Hong Kong 3.9%
China Life Insurance Co Ltd. (b)	650,000	2,742,467	BNP Paribas (b)	21,000	1,693,267	Cheung Kong Holdings Ltd. (b)	200,000	2,374,155
China Mobile Ltd. ADR	40,000	1,968,800	Bouygues SA (b)	32,500	1,617,191	Li & Fung Ltd. (b)	700,000	2,327,061

The accompanying notes are an integral part of the financial statements.

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Sentinel International Equity Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Shun TAK Holdings Ltd. (b)	1,850,000	$ 1,234,077	Nestle SA (b)	120,000	$ 4,995,969
		5,935,293	Novartis AG (b)	30,000	1,393,594
India 2.5%			Roche Holding AG (b)	16,500	2,628,050
Bharti Airtel Ltd. (b)	210,000	1,824,934	Swatch Group AG (b)	7,000	1,513,179
ICICI Bank Ltd. ADR	67,000	2,044,840			16,231,236
		3,869,774	Taiwan 1.1%
Israel 1.5%			HON HAI Precision Industry Co
NICE Systems Ltd. ADR *	80,000	2,241,600	Ltd. (b)	510,485	1,718,762
Italy 1.1%			United Kingdom 14.7%
Saipem SpA (b)	63,815	1,715,433	BAE Systems PLC (b)	370,000	1,869,316
Japan 16.6%			BG Group PLC (b)	168,000	2,756,400
Canon, Inc. (b)	50,000	1,911,333	BP PLC (b)	290,000	2,485,475
East Japan Railway Co. (b)	21,000	1,371,406	Diageo PLC (b)	119,300	1,846,181
Jupiter Telecommunications Co			HSBC Holdings PLC (b)	172,408	1,838,622
Ltd. (b)	2,900	2,524,630	Johnson Matthey PLC (b)	67,000	1,536,498
Komatsu Ltd. (b)	145,000	2,612,435	Standard Chartered PLC (b)	146,263	3,301,381
Mitsubishi Corp. (b)	92,000	1,859,771	Tesco PLC (b)	240,000	1,460,938
Mitsui Fudosan Co Ltd. (b)	100,000	1,884,321	Vodafone Group PLC (b)	1,337,152	2,893,363
Nidec Corp. (b)	30,000	2,157,777	WPP PLC (b)	310,000	2,590,919
Nintendo Co Ltd. (b)	4,700	1,273,809			22,579,093
Shiseido Co Ltd. (b)	70,000	1,230,810	Total Foreign Stocks & ADR's
Sumitomo Mitsui Financial			(Cost $148,805,493)		147,128,142
Group, Inc. (b)	45,500	1,954,957		Principal
Terumo Corp. (b)	32,000	1,683,202		Amount
Toyota Motor Corp. (b)	52,000	2,216,981		(M=$1,000)
Uni-Charm Corp. (b)	33,000	2,956,615	Corporate Short-Term Notes 1.8%
		25,638,047	Chevron Funding
			0.1%, 09/01/09
Netherlands 1.1%			(Cost $2,700,000)	2,700M	2,700,000
Unilever NV * (b)	61,000	1,709,083	Total Investments 99.5%
Norway 0.8%			(Cost $156,123,656)†		153,297,907
Renewable Energy Corp AS * (b)	188,275	1,283,777	Other Assets in Excess of
Singapore 3.1%			Liabilities 0.5%		824,513
Singapore Technologies			Net Assets 100.0%		$ 154,122,420
Engineering Ltd. (b)	1,650,000	2,966,700
Wilmar Int'l. Ltd (b)	379,000	1,721,400
		4,688,100	* Non-income producing
			†	Cost for federal income tax purposes is $156,123,656.
South Korea 2.5%			At August 31, 2009 unrealized depreciation for federal
LG Electronics, Inc. (b)	6,500	743,342	income tax purposes aggregated $2,825,749 of which
			$17,503,205 related to appreciated securities and
Samsung Electronics Co Ltd. (b)	5,000	3,083,122	$20,328,954 related to depreciated securities.
		3,826,464
Spain 4.7%			(b) Fair Valued
Banco Santander SA ADR	115,000	1,774,450	ADR	- American Depository Receipt
Inditex SA (b)	40,000	2,181,467
Telefonica SA ADR	43,000	3,258,540
		7,214,457
Switzerland 10.5%
ABB Ltd. (b)	100,000	1,925,879
Credit Suisse Group (b)	40,000	2,040,759
Julius Baer Holding AG (b)	34,000	1,733,806

		The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Growth Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.1%	Energy	6.6%
Health Care	17.4%	Consumer Staples	4.8%
Industrials	13.9%	Materials	4.6%
Consumer Discretionary	13.9%	Utilities	1.5%
Financials	13.4%	Telecommunication Services	1.0%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Weatherford Int'l. Ltd.	1.7%	Cognizant Technology Solutions Corp.	1.5%
Activision Blizzard, Inc.	1.6%	ITC Holdings Corp.	1.5%
ANSYS, Inc.	1.6%	Endurance Specialty Holdings Ltd.	1.5%
NICE Systems Ltd.	1.6%	Nuance Communications, Inc.	1.5%
Waste Connections, Inc.	1.6%	Total of Net Assets	15.6%
Dolby Laboratories, Inc.	1.5%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 92.6%			Energy 6.6%			Health Care 16.3%
Consumer Discretionary 13.9%			Core Laboratories NV	8,100	$750,627	Beckman Coulter, Inc.	8,020	$543,115
Burger King Holdings, Inc.	52,200	$935,946	National Oilwell Varco, Inc. *	19,200	697,920	Bio-Rad Laboratories, Inc. *	12,286	1,059,790
Coach, Inc.	25,000	707,250	PetroHawk Energy Corp. *	34,400	740,632	CR Bard, Inc.	10,700	862,206
Darden Restaurants, Inc.	30,700	1,010,951	Range Resources Corp.	20,600	996,422	Dentsply Int'l., Inc.	28,180	949,948
GameStop Corp. *	36,700	873,460	Southwestern Energy Co. *	27,300	1,006,278	Endo Pharmaceuticals
Gildan Activewear, Inc. *	34,400	708,296	Weatherford Int'l. Ltd. *	72,200	1,440,390	Holdings, Inc. *	19,000	428,830
Iconix Brand Group, Inc. *	41,900	719,842			5,632,269	Express Scripts, Inc. *	14,900	1,076,078
LKQ Corp. *	29,700	515,592	Financials 11.5%			Gen-Probe, Inc. *	19,900	767,145
Marriott Int'l., Inc.	25,500	609,452	Affiliated Managers Group, Inc. *	11,900	777,427	Idexx Laboratories, Inc. *	12,700	644,652
Matthews Int'l. Corp.	21,700	756,028	Cullen/Frost Bankers, Inc.	18,430	908,230	Illumina, Inc. *	11,290	398,198
Morningstar, Inc. *	11,700	518,310	Endurance Specialty Holdings			Life Technologies Corp. *	21,500	957,395
Snap-On, Inc.	20,500	765,060	Ltd.	36,900	1,271,943	MedAssets, Inc. *	31,500	703,395
Strayer Education, Inc.	5,650	1,192,715	HCC Insurance Holdings, Inc.	44,400	1,173,936	Mettler-Toledo Int'l., Inc. *	12,200	1,066,280
TJX Cos., Inc.	12,380	445,061	Investment Technology Group, Inc. *	34,300	845,152	NuVasive, Inc. *	18,700	749,309
Tractor Supply Co. *	19,700	927,082	Northern Trust Corp.	12,000	701,520	Pharmaceutical Development, Product Inc.	15,810	317,939
VF Corp.	16,000	1,112,960	People's United Financial, Inc.	50,500	811,030	Resmed, Inc. *	13,700	628,967
		11,798,005	Raymond James Financial, Inc.	1,880	42,770	St. Jude Medical, Inc. *	25,000	963,500
Consumer Staples 4.8%			RLI Corp.	6,800	360,468	Techne Corp.	13,200	814,044
Alberto-Culver Co.	26,700	704,613	Signature Bank *	31,800	965,448	Varian Medical Systems, Inc. *	21,100	908,777
Chattem, Inc. *	6,500	398,060	Stifel Financial Corp. *	100	5,630			13,839,568
Church & Dwight Co., Inc.	15,100	862,663	The Travelers Cos., Inc.	16,800	847,056	Industrials 13.9%
Flowers Foods, Inc.	32,900	782,033	Willis Group Holdings Ltd.	17,330	446,941	Ametek, Inc.	33,700	1,060,876
HJ Heinz Co.	11,200	431,200	WR Berkley Corp.	23,500	600,425	CH Robinson Worldwide, Inc.	8,800	495,088
McCormick & Co., Inc.	27,700	902,189			9,757,976	Cintas Corp.	24,500	672,280
		4,080,758

The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Growth Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Copart, Inc. *	28,000	$989,520	Utilities 1.5%
Expeditors Int'l. of Washington,			ITC Holdings Corp.	27,400	$1,276,292
Inc.	18,500	604,210	Total Domestic Common Stocks
Fastenal Co.	18,000	651,600	(Cost $70,031,638)		78,611,073
Healthcare Services Group, Inc.	51,550	911,404	Foreign Stocks & ADR's 2.7%
IHS, Inc. *	17,900	866,360	Israel 1.6%
ITT Corp.	13,600	681,088	NICE Systems Ltd. ADR	49,000	1,372,980
Jacobs Engineering Group,			United Kingdom 1.1%
Inc. *	16,000	703,680	Shire Ltd. ADR	18,300	906,948
Precision Castparts Corp.	10,500	958,440	Total Foreign Stocks & ADR's
Ritchie Bros Auctioneers, Inc.	30,300	759,318	(Cost $2,089,347)		2,279,928
Roper Industries, Inc.	2,700	127,926	Real Estate Investment Trusts 1.9%
Stericycle, Inc. *	19,900	985,448	Financials 1.9%
Waste Connections, Inc. *	49,650	1,357,928	Digital Realty Trust, Inc.	21,600	941,328
		11,825,166	Home Properties, Inc. (b)	17,800	675,866
			Total Real Estate Investment
Information Technology 18.5%			Trusts (Cost $1,284,621)		1,617,194
Activision Blizzard, Inc. *	119,800	1,390,878		Principal
Amdocs Ltd. *	27,600	671,232		Amount
Amphenol Corp.	14,700	513,912		(M=$1,000)
ANSYS, Inc. *	39,100	1,373,974	U.S. Government Obligations 2.0%
Citrix Systems, Inc. *	30,500	1,088,240	Federal Home Loan Bank 1.2%
Cognizant Technology			Agency Discount Notes:
Solutions Corp. *	37,100	1,294,048	0.08%, 09/04/09	1,000M	999,993
Concur Technologies, Inc. *	17,100	604,656	Federal National Mortgage
Dolby Laboratories, Inc. *	33,300	1,299,033	Association 0.8%
FLIR Systems, Inc. *	32,500	748,150	Agency Discount Notes:
Harris Corp.	19,000	659,870	0.08%, 09/01/09	718M	718,000
			Total U.S. Government
Intersil Corp.	43,700	646,760	Obligations
McAfee, Inc. *	26,900	1,070,082	(Cost $1,717,993)		1,717,993
Nuance Communications, Inc. *	101,500	1,251,495	Total Investments 99.2%
Open Text Corp. *	25,900	910,903	(Cost $75,123,599)†		84,226,188
Polycom, Inc. *	35,700	842,163	Other Assets in Excess of
Power Integrations, Inc.	20,400	668,100	Liabilities 0.8%		655,923
Trimble Navigation Ltd. *	26,300	669,598	Net Assets 100.0%		$ 84,882,111
		15,703,094
Materials 4.6%			* Non-income producing
AptarGroup, Inc.	22,570	775,957	†	Cost for federal income tax purposes is $75,123,599.
Ecolab, Inc.	11,200	473,648	At August 31, 2009 unrealized appreciation for federal
			income tax purposes aggregated $9,102,589 of which
Freeport-McMoRan Copper &			$12,776,137 related to appreciated securities and
Gold, Inc.	16,700	1,051,766	$3,673,548 related to depreciated securities.
Pactiv Corp. *	24,400	606,340
Sigma-Aldrich Corp.	2,000	101,600	(b)	Return of Capital paid during the fiscal period
Steel Dynamics, Inc.	52,800	873,840	ADR	- American Depository Receipt
		3,883,151
Telecommunication Services 1.0%
American Tower Corp. *	14,200	449,430
MetroPCS Communications,
Inc. *	45,900	365,364
		814,794

		The accompanying notes are an integral part of the financial statements.

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Sentinel Mid Cap Value Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Energy	23.4%	Information Technology	8.5%
Consumer Discretionary	14.5%	Materials	3.1%
Industrials	14.1%	Telecommunication Services	3.0%
Health Care	13.2%	Consumer Staples	3.0%
Financials	11.4%	Utilities	1.8%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Golar LNG Ltd.	7.2%	Keppel Corp. Ltd.	4.3%
Arch Capital Group Ltd.	5.7%	IAC/InterActiveCorp	4.1%
Willis Group Holdings Ltd.	5.7%	News Corp.	3.9%
Laboratory Corp of America Holdings	5.7%	Arrow Energy Ltd.	3.8%
Thermo Fisher Scientific, Inc.	5.1%	Total of Net Assets	49.9%
NeuStar, Inc.	4.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 87.2%			Willis Group Holdings Ltd.	394,700	$ 10,179,313	Utilities 1.8%
Consumer Discretionary 14.5%					20,470,561	Calpine Corp. *	274,600	$3,229,296
Discovery Communications, Inc.			Health Care 13.2%			Total Domestic Common Stocks
Series A *	162,200	$ 4,204,224				(Cost $163,165,058)		156,298,483
Discovery Communications, Inc.			Laboratory Corp of America
Series C *	203,500	4,755,795	Holdings *	145,250	10,136,997	Foreign Stocks & ADR's 8.8%
Eastman Kodak Co.	362,460	1,928,287	Quest Diagnostics, Inc.	82,000	4,424,720	Australia 3.8%
Liberty Media Corp -			Thermo Fisher Scientific, Inc. *	203,100	9,182,151	Arrow Energy Ltd. * (b)	1,770,400	6,878,528
Entertainment *	70,050	1,953,695			23,743,868	Norway 0.7%
Lions Gate Entertainment			Industrials 9.1%			Wilh Wilhelmsen ASA (b)	61,000	1,313,036
Corp. *	953,655	6,255,977	Aegean Marine Petroleum			Singapore 4.3%
News Corp.	647,600	6,942,272	Network, Inc.	220,500	4,537,890	Keppel Corp. Ltd. ADR	721,350	7,653,524
		26,040,250	Ingersoll-Rand Plc	178,350	5,509,232	Total Foreign Stocks & ADR's
Consumer Staples 3.0%			SBA Communications Corp. *	37,900	913,769	(Cost $8,651,420)		15,845,088
Kroger Co.	85,800	1,852,422	Waste Connections, Inc. *	193,350	5,288,122		Principal
Ralcorp Holdings, Inc. *	54,658	3,428,696			16,249,013		Amount
		5,281,118	Information Technology 8.5%				(M=$1,000)
Energy 19.6%			IAC/InterActiveCorp *	398,900	7,387,628	Corporate Short-Term Notes 1.7%
			NeuStar, Inc. *	341,300	7,911,334	Toyota Mtr Cred
Delta Petroleum Corp. *	3,798,657	6,837,582				0.16%, 09/08/09
Golar LNG Ltd.	1,293,287	12,868,206			15,298,962	(Cost $2,999,907)	3,000M	2,999,907
Gulfmark Offshore, Inc. *	195,300	5,823,846	Materials 3.1%			U.S. Government Obligations 4.8%
Paladin Energy Ltd. *	1,492,000	5,975,460	Int'l. Flavors & Fragrances, Inc.	157,300	5,603,026	Federal Farm Credit Bank 1.7%
Rowan Cos., Inc.	173,500	3,593,185	Telecommunication Services 3.0%			Agency Discount Notes:
		35,098,279	Alaska Communications			0.1%, 09/02/09	3,000M	2,999,992
			Systems Group, Inc.	663,000	5,284,110
Financials 11.4%						Federal Home Loan Bank 1.9%
Arch Capital Group Ltd. *	158,400	10,291,248				Agency Discount Notes:
						0.1%, 09/09/09	1,900M	1,899,958

The accompanying notes are an integral part of the financial statements.

llllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Mid Cap Value Fund

	Principal
	Amount	Value
	(M=$1,000)	(Note 2)
0.1%, 09/16/09	1,500M	$1,499,937
Total Federal Home Loan Bank		3,399,895
Federal National Mortgage
Association 1.2%
Agency Discount Notes:
0.1%, 09/09/09	2,213M	2,212,951
Total U.S. Government
Obligations
(Cost $8,612,838)		8,612,838
Total Investments 102.5%
(Cost $183,429,223)†		183,756,316
Excess of Liabilities Over
Other Assets (2.5)%		(4,496,582)
Net Assets 100.0%		$ 179,259,734

* Non-income producing
†	Cost for federal income tax purposes is $183,429,223.
At August 31, 2009 unrealized appreciation for federal
income tax purposes aggregated $327,093 of which
$28,924,810 related to appreciated securities and
$28,597,717 related to depreciated securities.

(b) Fair Valued
ADR	- American Depository Receipt

The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

Fund Profile
at August 31, 2009 (Unaudited)

Average Effective Duration
			Percent of
Duration		Fixed Income Holdings
Less than 1 yr.			39.0%
1 yr. to 2.99 yrs.			60.9%
3 yrs. to 3.99 yrs.			0.1%
Average Effective Duration (for all Fixed Income Holdings) 1.1 years**

Top 10 Holdings*

		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 995940	4.00%	12/01/18	4.5%	FGCI J02774	5.00%	05/01/20	2.8%
FHR 3553 PE	5.50%	07/15/39	4.2%	FGCI G13628	4.50%	06/01/21	2.6%
FNMA 357440	4.50%	10/01/18	3.8%	FNMA 889894	5.00%	12/01/17	2.5%
FNR 08-80 TJ	5.00%	09/25/22	3.1%	FHR 3284 BA	4.50%	02/15/32	2.2%
FHR 3135 JB	6.00%	07/15/31	2.9%	Total of Net Assets			31.5%
FNMA 931669	5.00%	02/01/18	2.9%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings below.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.
Investment in Securities
at August 31, 2009 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

U.S. Government Obligations 95.3%			FHR 2709 PD			FHR 3033 JB
Federal Home Loan Bank 1.3%			5%, 03/15/21	15,000M	$15,847,645	5.5%, 11/15/32	19,518M	$ 20,761,103
Agency Discount Notes:			FHR 2492 PE			FHR 2991 QC
0.06%, 09/03/09	13,000M	$ 12,999,957	6%, 01/15/22	3,429M	3,540,807	5%, 08/15/34	10,000M	10,468,011
			FHR 3165 JA			FHR 3553 PE
Federal Home Loan Mortgage			5.5%, 04/15/26	2,694M	2,779,229	5.5%, 07/15/39	39,141M	41,560,020
Corporation 40.6%
Collateralized Mortgage Obligations:			FHR 3176 HA					287,677,447
FHR 2835 VK			6%, 02/15/28	4,649M	4,812,868	Mortgage-Backed Securities:
5.5%, 11/15/12	684M	690,470	FHR 2978 CK			10-Year:
FHRR R004 AL			5.5%, 06/15/28	4,600M	4,795,015	FHLMC E89015
5.125%, 12/15/13	9,794M	10,129,074	FHR 2953 PC			6.5%, 04/01/12	242M	255,115
FHRR R007 AC			5.5%, 08/15/29	6,434M	6,724,305	FHLMC J00464
5.875%, 05/15/16	7,424M	7,640,756	FHR 3117 PC			5%, 11/01/15	3,525M	3,699,460
FHR 2353 TD			5%, 06/15/31	20,000M	20,952,916			3,954,575
6%, 09/15/16	179M	192,523	FHR 3135 JB
			6%, 07/15/31	27,948M	29,393,451	15-Year:
FHR 5.5%, 3261 01/15/17 AG	16,425M	17,108,147	FHR 2551 TE			FHLMC G10330
FHR 2495 VB			5.5%, 09/15/31	7,584M	7,867,092	7%, 01/01/10	336	340
6%, 09/15/17	5,700M	5,775,377	FHR 2435 HL			FHLMC E61405
FHRR R005 AB			6.5%, 09/15/31	4,706M	4,863,260	7%, 08/01/10	3M	2,881
5.5%, 12/15/18	16,465M	17,097,283	FHR 3284 BA			FHLMC E62686
FHRR R006 AK			4.5%, 02/15/32	21,250M	21,849,479	7%, 01/01/11	10M	10,613
5.75%, 12/15/18	4,860M	5,039,449	FHR 3083 UB			FHLMC E00422
FHR 2503 PV			4.5%, 06/15/32	8,580M	8,841,625	7%, 03/01/11	16M	16,792
6%, 12/15/20	15,296M	15,850,018	FHR 2488 Z			FHLMC M30120
			6%, 08/15/32	2,886M	3,097,524	5.5%, 05/01/11	15M	15,335

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

FHLMC M30121			FHLMC J05907			FNR 05-105 TJ
5.5%, 05/01/11	51M	$ 52,652	6%, 08/01/19	5,265M	$5,629,935	5.5%, 12/25/35	1,315M	$1,350,143
FHLMC E00436			FGCI J02774			FNR 06-93 PK
7%, 06/01/11	10M	9,979	5%, 05/01/20	26,473M	27,983,116	5.5%, 04/25/36	12,746M	13,580,684
FHLMC E64484			FGCI G12010			FNR 09-32 BH
7%, 06/01/11	914	958	5%, 11/01/20	10,651M	11,255,305	5.25%, 05/25/39	13,453M	14,255,859
FHLMC M30123			FGCI G13628					186,222,392
6.5%, 07/01/11	17M	17,273	4.5%, 06/01/21	24,354M	25,561,536	Mortgage-Backed Securities:
FHLMC E85491					111,337,379	10-Year:
6.5%, 09/01/11	46M	48,002	20-Year:			FNMA 253329
FHLMC F70014			FHLMC C90035			7.5%, 05/01/10	16M	15,925
7.5%, 09/01/11	43M	44,628	6.5%, 11/01/13	135M	145,056	FNMA 253362
FHLMC E72904			FHLMC D94982			7.5%, 05/01/10	16M	16,501
8%, 11/01/11	7M	7,267	7%, 04/01/16	104M	112,433	FNMA 253472
FHLMC F70015			FHLMC D94230			7.5%, 09/01/10	38M	39,144
8%, 12/01/11	19M	20,294	7.5%, 10/01/19	223M	250,146	FNMA 253507
FHLMC G10654					507,635	7.5%, 09/01/10	25M	25,922
7%, 02/01/12	97M	101,152				FNMA 595730
FHLMC G10705			30-Year:			6.5%, 09/01/11	27M	28,204
6.5%, 08/01/12	137M	146,236	FHLMC 302609			FNMA 603547
FHLMC G11228			8%, 08/01/17	46M	49,667	6.5%, 09/01/11	25M	26,227
6.5%, 12/01/12	19M	19,788	FHLMC G00100
FHLMC E94628			8%, 02/01/23	16M	17,753	FNMA 254082
5%, 02/01/13	557M	578,913	FHLMC A17291			5.5%, 10/01/11	51M	51,987
			6.5%, 11/01/33	2,075M	2,225,895	FNMA 254076
FHLMC E72131						6.5%, 10/01/11	52M	54,328
6.5%, 08/01/13	138M	146,734			2,293,315	FNMA 254119
FHLMC G11135						5.5%, 11/01/11	62M	63,934
6.5%, 08/01/13	93M	96,386	Total Federal Home Loan
FHLMC E72178			Mortgage Corporation		405,770,351	FNMA 254113
6.5%, 09/01/13	61M	64,842	Federal National Mortgage			6.5%, 11/01/11	48M	49,381
			Association 51.9%			FNMA 254163
FHLMC G10965			Collateralized Mortgage Obligations:			5.5%, 12/01/11	99M	102,381
7.5%, 10/01/14	30M	32,063	FNR 02-11 QC			FNMA 254226
FHLMC E82128			5.5%, 03/25/17	5,557M	5,913,894	5.5%, 02/01/12	450M	464,737
7%, 03/01/15	40M	40,773	FNR 02-18 PC			FNMA 633905
FHLMC E00843			5.5%, 04/25/17	6,113M	6,463,591	5.5%, 03/01/12	104M	107,534
8%, 04/01/15	15M	16,250	FNR 03-106 WD			FNMA 644268
FHLMC E01009						5.5%, 04/01/12	36M	37,459
6.5%, 08/01/16	578M	618,418	4.5%, 09/25/20	10,000M	10,476,947	FNMA 254399
FHLMC G11585			FNR 08-55 NA			6.5%, 06/01/12	445M	467,525
7%, 02/01/17	362M	382,111	5%, 08/25/22	14,071M	14,786,747	FNMA 254427
FHLMC E88357			FNR 08-80 TJ			6.5%, 07/01/12	655M	687,183
6.5%, 03/01/17	121M	129,365	5%, 09/25/22	28,988M	30,526,526	FNMA 254457
FHLMC E98706			FNR 08-81 KA			6.5%, 07/01/12	123M	128,807
5%, 08/01/18	3,640M	3,846,902	5%, 10/25/22	11,640M	12,289,891	FNMA 254698
FGCI B10742			FNR 03-86 OD			6.5%, 01/01/13	253M	266,809
4.5%, 11/01/18	2,883M	3,025,632	5%, 06/25/28	15,000M	15,577,125	FNMA 254882
FHLMC B10643			FNR 07-77 J			5%, 08/01/13	62M	64,355
5%, 11/01/18	2,756M	2,912,491	5.5%, 10/25/28	4,238M	4,398,865	FNMA 780339
FGCI G13538			FNR 03-24 UJ			4.5%, 06/01/14	616M	637,981
5%, 12/01/18	10,475M	11,073,119	4.5%, 03/25/31	18,354M	18,996,741	FNMA 255368
FHLMC G13317			FNR 03-1 PG			5.5%, 07/01/14	345M	361,109
5%, 02/01/19	2,212M	2,337,166	5.5%, 09/25/31	15,936M	16,554,360	FNMA 256588
FHLMC B12434			FNR 02-82 PD			5%, 12/01/16	1,549M	1,620,550
4.5%, 03/01/19	5,679M	5,938,939	6%, 02/25/32	10,621M	11,100,759	FNMA 256681
FHLMC B13521			FNR 06-73 PC			5%, 04/01/17	2,875M	3,007,348
5%, 04/01/19	8,687M	9,153,193	6%, 05/25/33	9,430M	9,950,260

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Short Maturity Government Fund

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
FNMA 928247			FNMA 433301			FNMA 679165
5.5%, 04/01/17	2,595M	$2,738,699	6.5%, 07/01/13	327M	$ 349,550	5.5%, 02/01/18	293M	$312,207
FNMA 256755			FNMA 512520			FNMA 685474
5%, 06/01/17	7,736M	8,091,899	7%, 07/01/13	76M	78,063	4.5%, 04/01/18	5,649M	5,929,001
FNMA 975018			FNMA 426453			FNMA 720312
4.5%, 04/01/18	3,367M	3,522,739	5.5%, 10/01/13	107M	114,072	4.5%, 06/01/18	3,676M	3,858,606
FNMA 257466			FNMA 446787			FNMA 726757
4.5%, 10/01/18	1,070M	1,119,963	5.5%, 01/01/14	266M	281,967	4.5%, 06/01/18	7,355M	7,719,942
FNMA 930285			FNMA 447881			FNMA 555543
4.5%, 11/01/18	609M	637,570	5.5%, 01/01/14	88M	93,675	5%, 06/01/18	8,958M	9,477,521
FNMA 930225			FNMA 496015			FNMA 722060
4.5%, 12/01/18	1,935M	2,024,891	5.5%, 04/01/14	23M	24,193	4.5%, 07/01/18	10,653M	11,181,429
FNMA 930284			FNMA 528088			FNMA 722106
4.5%, 12/01/18	887M	928,223	5.5%, 05/01/14	91M	97,008	4.5%, 07/01/18	3,902M	4,094,996
FNMA 930348			FNMA 536814			FNMA 729583
4.5%, 01/01/19	3,252M	3,402,507	5.5%, 06/01/14	152M	161,626	4.5%, 07/01/18	2,210M	2,319,611
FNMA 257590			FNMA 576789			FNMA 712165
4.5%, 02/01/19	528M	552,049	5.5%, 06/01/14	52M	55,561	5%, 08/01/18	3,038M	3,214,041
FNMA 931187			FNMA 768628			FNMA 357440
4.5%, 05/01/19	3,406M	3,564,430	5.5%, 09/01/15	355M	377,048	4.5%, 10/01/18	36,013M	37,798,675
		34,908,301	FNMA 630985			FNMA 725284
15-Year:			7%, 09/01/15	272M	286,232	7%, 11/01/18	1,739M	1,829,790
FNMA 511846			FNMA 594601			FNMA 735522
9%, 01/01/10	258	263	8.5%, 10/01/15	16M	17,522	4%, 12/01/18	15,212M	15,743,012
FNMA 321199			FNMA 619191			FNMA 995940
7%, 09/01/10	5M	5,418	6.5%, 12/01/15	408M	436,470	4%, 12/01/18	43,260M	44,769,699
FNMA 324087			FNMA 535631			FNMA 745571
7%, 09/01/10	3M	3,380	7%, 12/01/15	411M	443,079	4%, 01/01/19	9,395M	9,723,177
FNMA 325432			FNMA 594602			FNMA 761247
7%, 09/01/10	10M	10,124	9%, 01/01/16	13M	15,319	4.5%, 01/01/19	2,749M	2,885,618
FNMA 313758			FNMA 609148			FNMA 890109
7%, 11/01/10	43	44	7%, 02/01/16	1,707M	1,829,169	4.5%, 12/01/19	13,311M	13,971,232
FNMA 250441			FNMA 535777			FNMA 811737
6.5%, 12/01/10	12M	12,030	5.5%, 03/01/16	229M	242,661	5%, 03/01/20	5,397M	5,710,357
FNMA 303902			FNMA 663227			FNMA 985670
7%, 05/01/11	7M	7,118	6%, 03/01/16	218M	232,245	6.5%, 10/01/21	1,806M	1,929,426
FNMA 303943			FNMA 574598			FNMA AA8647
6.5%, 06/01/11	41M	43,692	6%, 05/01/16	295M	315,426	5%, 11/01/23	5,041M	5,332,989
FNMA 250613			FNMA 545298			FNMA 995220
6.5%, 07/01/11	25M	26,159	5.5%, 11/01/16	249M	265,477	6%, 11/01/23	16,188M	17,248,459
FNMA 250781			FNMA 614920			FNMA AC0317
6.5%, 12/01/11	11M	11,229	5.5%, 12/01/16	284M	302,738	4.5%, 02/01/24	2,617M	2,731,398
FNMA 367201			FNMA 792797			FNMA AC0318
6.5%, 12/01/11	20M	20,464	5.5%, 04/01/17	379M	402,386	5%, 06/01/24	2,514M	2,652,557
FNMA 367202			FNMA 668338					295,559,352
7%, 12/01/11	36M	37,413	5%, 11/01/17	2,455M	2,600,206	20-Year:
FNMA 370468			FNMA 671380			FNMA 190659
7%, 01/01/12	9M	9,815	6%, 11/01/17	171M	183,228	7%, 02/01/14	107M	116,207
FNMA 576800			FNMA 889894			FNMA 190697
8.5%, 01/01/12	26M	28,222	5%, 12/01/17	23,196M	24,563,003	7%, 03/01/14	239M	259,136
FNMA 390784			FNMA 650205			FNMA 251716
6%, 05/01/12	42M	43,547	5%, 01/01/18	1,916M	2,026,679	10.5%, 03/01/18	22M	25,126
FNMA 251300			FNMA 931669					400,469
7%, 08/01/12	42M	44,185	5%, 02/01/18	27,182M	28,784,360
FNMA 596145			FNMA 931672
6.5%, 06/01/13	10M	10,312	5%, 02/01/18	19,107M	20,233,231
The accompanying notes are an integral part of the financial statements.

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Sentinel Short Maturity Government Fund

	Principal			Principal
	Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)

30-Year:			GNMA 781109
FNMA 366221			7%, 11/15/14	2,551M	$2,739,636
9.5%, 03/01/11	3M	$3,524	GNMA 489953
FNMA 23			6%, 12/15/16	42M	45,376
8.5%, 08/01/11	377	389			4,173,510
FNMA 124871			20-Year:
7%, 05/01/13	115M	122,417	GNMA 628440
FNMA 454727			7%, 04/15/24	693M	762,795
10.5%, 01/01/16	12M	13,328	30-Year:
FNMA 626664
6%, 04/01/17	256M	274,142	GNMA 495
FNMA 479421			10%, 02/20/16	417	457
7%, 09/01/21	66M	71,988
			Total Government National
FNMA 207530			Mortgage Corporation		15,120,390
8.25%, 04/01/22	12M	13,123	Total Investments 95.3%
FNMA 175123			(Cost $940,150,686)†		951,629,480
7.45%, 08/01/22	135M	149,357	Other Assets in Excess of
		648,268	Liabilities 4.7%		46,851,054
Total Federal National			Net Assets 100.0%		$ 998,480,534
Mortgage Association		517,738,782
Government National Mortgage			† Cost for federal income tax purposes is $940,150,686.
Corporation 1.5%			At August 31, 2009 unrealized appreciation for federal
Collateralized Mortgage Obligations:			income tax purposes aggregated $11,478,794 of
GNR 02-41 TE			which $11,573,715 related to appreciated securities
6%, 07/16/31	6,198M	6,445,169	and $94,921 related to depreciated securities.
GNR 03-3 LM
5.5%, 02/20/32	2,805M	2,932,114
		9,377,283
Mortgage-Backed Securities:
10-Year:
GNMA 634538
6%, 09/15/14	348M	374,029
GNMA 634545
6.5%, 09/15/14	403M	432,316
		806,345
15-Year:
GNMA 415068
6%, 01/15/11	4M	4,480
GNMA 780659
7.5%, 08/15/12	7M	7,086
GNMA II 2542
7%, 01/20/13	23M	24,200
GNMA 462328
6.5%, 04/15/13	64M	68,120
GNMA 780759
6.5%, 04/15/13	125M	133,280
GNMA 349029
7%, 04/15/13	13M	14,305
GNMA 456869
6.5%, 05/15/13	6M	6,466
GNMA 780859
7.5%, 09/15/13	7M	7,804
GNMA 780978
6.5%, 02/15/14	1,047M	1,122,757

		The accompanying notes are an integral part of the financial statements.

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Sentinel Small Company Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Energy	6.5%
Financials	15.1%	Consumer Staples	4.6%
Health Care	14.7%	Materials	3.8%
Industrials	13.9%	Utilities	1.2%
Consumer Discretionary	12.3%	Telecommunication Services	0.6%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
NICE Systems Ltd.	1.9%	HCC Insurance Holdings, Inc.	1.4%
Endurance Specialty Holdings Ltd.	1.6%	Iconix Brand Group, Inc.	1.4%
Perot Systems Corp.	1.5%	Waste Connections, Inc.	1.4%
ANSYS, Inc.	1.5%	LKQ Corp.	1.4%
Mettler-Toledo Int'l., Inc.	1.5%	Total of Net Assets	15.0%
Open Text Corp.	1.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 85.7%			Energy 6.5%			Stifel Financial Corp. *	73,900	$ 4,160,570
Consumer Discretionary 12.3%			Arena Resources, Inc. *	390,000	$ 11,926,200			196,705,120
Burger King Holdings, Inc.	895,000	$ 16,047,350	CARBO Ceramics, Inc.	280,000	12,054,000	Health Care 14.7%
Choice Hotels Int'l., Inc.	270,000	7,965,000	Comstock Resources, Inc. *	255,000	9,009,150	American Medical Systems
Dress Barn, Inc. *	755,000	12,253,650	Core Laboratories NV	227,100	21,045,357	Holdings, Inc. *	879,200	13,399,008
Gildan Activewear, Inc. *	525,000	10,809,750	Dril-Quip, Inc. *	355,000	15,144,300	Bio-Rad Laboratories, Inc. *	210,000	18,114,600
Iconix Brand Group, Inc. *	1,365,000	23,450,700	NATCO Group, Inc. *	385,000	16,016,000	Catalyst Health Solutions, Inc. *	575,000	16,422,000
LKQ Corp. *	1,310,000	22,741,600	Oil States Int'l., Inc. *	305,000	8,988,350	Dionex Corp. *	235,000	14,132,900
Matthews Int'l. Corp.	432,100	15,054,364	Superior Energy Services, Inc. *	695,000	12,669,850	Gen-Probe, Inc. *	325,000	12,528,750
Morningstar, Inc. *	295,000	13,068,500			106,853,207	Haemonetics Corp. *	265,000	13,949,600
Penn National Gaming, Inc. *	350,000	10,223,500	Financials 11.9%			Idexx Laboratories, Inc. *	350,000	17,766,000
Snap-On, Inc.	360,300	13,446,396	Affiliated Managers Group, Inc. *	170,000	11,106,100	Integra LifeSciences Holdings Corp. *	455,000	15,374,450
Strayer Education, Inc.	95,000	20,054,500	Bancorpsouth, Inc.	505,000	11,615,000	MedAssets, Inc. *	817,800	18,261,474
Texas Roadhouse, Inc. *	469,700	4,786,243	Cullen/Frost Bankers, Inc.	310,000	15,276,800	Meridian Bioscience, Inc.	385,000	9,278,500
Tractor Supply Co. *	305,000	14,353,300	Endurance Specialty Holdings
Wolverine World Wide, Inc.	730,000	18,184,300	Ltd.	765,000	26,369,550	Mettler-Toledo Int'l., Inc. *	275,000	24,035,000
		202,439,153	First Midwest Bancorp, Inc.	2,160,000	22,161,600	NuVasive, Inc. *	285,000	11,419,950
Consumer Staples 4.6%			Glacier Bancorp, Inc.	830,000	12,375,300	Resmed, Inc. *	215,000	9,870,650
Alberto-Culver Co.	445,000	11,743,550	HCC Insurance Holdings, Inc.	895,000	23,663,800	Sirona Dental Systems, Inc. *	430,000	11,369,200
Casey's General Stores, Inc.	260,000	7,215,000	Investment Technology Group, Inc. *	700,000	17,248,000	Techne Corp.	305,000	18,809,350
Chattem, Inc. *	255,000	15,616,200	Navigators Group, Inc. *	175,000	9,082,500	West Pharmaceutical Services, Inc.	428,900	17,237,491
Church & Dwight Co., Inc.	215,000	12,282,950	Portfolio Recovery Associates,					241,968,923
Flowers Foods, Inc.	695,000	16,520,150	Inc. *	465,000	20,422,800	Industrials 13.9%
Hain Celestial Group, Inc. *	750,000	12,000,000	Selective Insurance Group	535,000	9,105,700	Clarcor, Inc.	370,000	11,862,200
		75,377,850	Signature Bank *	465,000	14,117,400	Copart, Inc. *	525,000	18,553,500

The accompanying notes are an integral part of the financial statements.

lllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllllll

Sentinel Small Company Fund

Principal
Shares	Value	Shares	Value	Amount	Value
(Note 2)	(Note 2)	(M=$1,000)	(Note 2)
Curtiss-Wright Corp.	390,000	$12,702,300	ITC Holdings Corp.	225,000	$10,480,500	Federal Home Loan Mortgage
Dynamic Materials Corp.	540,000	8,742,600	20,559,300	Corporation 0.4%
Forward Air Corp.	500,000	11,540,000	Total Domestic Common Stocks	Agency Discount Notes:
(Cost $1,288,197,272)	1,414,611,206	0.1%, 09/01/09	6,817M $	6,817,000
G&K Services, Inc.	435,000	10,222,500	Foreign Stocks & ADR's 1.9%	Total U.S. Government
Healthcare Services Group, Inc.	990,000	17,503,200	Obligations
Heartland Express, Inc.	1,025,000	14,514,000	Israel 1.9%	(Cost $35,816,089)	35,816,089
NICE Systems Ltd. ADR *	Total Investments 98.8%
Heico Corp.	280,000	8,596,000	(Cost $34,133,204)	1,140,000	31,942,800	(Cost $1,503,658,330)†	1,631,865,246
IDEX Corp.	465,000	12,294,600	Real Estate Investment Trusts 3.2%	Other Assets in Excess of
Kaydon Corp.	405,000	13,518,900	Financials 3.2%	Liabilities 1.2%	19,989,595
Moog, Inc. *	385,000	11,157,300	Corporate Office Properties	Net Assets 100.0%	$ 1,651,854,841
MSC Industrial Direct Co.	235,000	9,284,850	Trust SBI MD (b)	395,000	14,559,700
Ritchie Bros Auctioneers, Inc.	505,000	12,655,300	Digital Realty Trust, Inc.	265,000	11,548,700	Non-income producing
Rollins, Inc.	685,000	12,227,250	Healthcare Realty Trust, Inc. (b)	655,000	14,180,750	*	Cost for federal income tax purposes is
Toro Co.	265,000	10,051,450	Home Properties, Inc. (b)	340,000	12,909,800	†	$1,503,658,330. At August 31, 2009 unrealized
Wabtec Corp.	308,100	11,538,345	Total Real Estate Investment Trusts	appreciation for federal income tax purposes
(Cost $49,215,564)	53,198,950	aggregated $128,206,916 of which $207,367,334
Waste Connections, Inc. *	845,000	23,110,750	Principal	related to appreciated securities and $79,160,418
230,075,045	Amount	related to depreciated securities.
Information Technology 16.2%	(M=$1,000)	(b)	Return of Capital paid during the fiscal period
ANSYS, Inc. *	705,000	24,773,700	Corporate Short-Term Notes 5.8%	ADR	-	American Depository Receipt
Blackbaud, Inc.	735,000	14,156,100	Chevron Funding	SBI	-	Shares Beneficial Interest
Concur Technologies, Inc. *	335,000	11,845,600	0.15%, 09/08/09	10,000M	9,999,708
Daktronics, Inc.	910,000	7,343,700	Colgate Palmolive
Diodes, Inc. *	585,000	11,857,950	0.13%, 09/09/09	12,000M	11,999,653
Johnson & Johnson
Factset Research Systems, Inc.	220,000	12,108,800	0.2%, 09/09/09	500M	499,978
Hittite Microwave Corp. *	114,900	3,954,858	Microsoft Corp.
Intersil Corp.	695,000	10,286,000	0.13%, 09/02/09	11,800M	11,799,958
Jack Henry & Associates, Inc.	705,000	16,433,550	0.15%, 09/10/09	7,000M	6,999,738
Micros Systems, Inc. *	490,000	13,656,300	Nestle Capital Corp.
Nuance Communications, Inc. *	1,575,000	19,419,750	0.1%, 09/25/09	25,000M	24,998,333
Toyota Motor Credit
Open Text Corp. *	675,000	23,739,750	0.14%, 09/01/09	10,000M	10,000,000
Perot Systems Corp. *	1,505,000	25,058,250	UPS, Inc.
Polycom, Inc. *	775,000	18,282,250	0.14%, 09/16/09	20,000M	19,998,833
Power Integrations, Inc.	425,000	13,918,750	Total Corporate Short-Term Notes
Progress Software Corp. *	620,000	13,813,600	(Cost $96,296,201)	96,296,201
Quality Systems, Inc.	250,000	13,460,000	U.S. Government Obligations 2.2%
Rofin-Sinar Technologies, Inc. *	490,000	11,142,600	Federal Home Loan Bank 1.8%
Valueclick, Inc. *	202,200	2,072,550	Agency Discount Notes:
267,324,058	0.16%, 09/03/09	9,000M	8,999,920
0.06%, 09/14/09	10,000M	9,999,783
Materials 3.8%	0.13%, 09/18/09	10,000M	9,999,386
AptarGroup, Inc.	555,000	19,080,900	Total Federal Home Loan Bank	28,999,089
Pactiv Corp. *	640,000	15,904,000
Silgan Holdings, Inc.	360,000	17,503,200
Steel Dynamics, Inc.	655,000	10,840,250
63,328,350
Telecommunication Services	0.6%
Cbeyond, Inc. *	695,000	9,980,200
Utilities 1.2%
Atmos Energy Corp.	370,000	10,078,800

The accompanying notes are an integral part of the financial statements.

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Sentinel Small/Mid Cap Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	18.1%	Energy	6.6%
Consumer Discretionary	15.3%	Materials	5.1%
Health Care	15.4%	Consumer Staples	4.8%
Industrials	15.3%	Utilities	0.7%
Financials	12.9%	Telecommunication Services	0.7%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Endurance Specialty Holdings Ltd.	1.5%	Iconix Brand Group, Inc.	1.3%
NICE Systems Ltd.	1.5%	Strayer Education, Inc.	1.3%
Waste Connections, Inc.	1.5%	Dolby Laboratories, Inc.	1.3%
HCC Insurance Holdings, Inc.	1.5%	LKQ Corp.	1.2%
ANSYS, Inc.	1.4%	Total of Net Assets	13.9%
Cognizant Technology Solutions Corp.	1.4%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 90.9%			Hain Celestial Group, Inc. *	2,800	$44,800	Willis Group Holdings Ltd.	2,950	$76,081
Consumer Discretionary 15.3%			McCormick & Co., Inc.	1,760	57,323	WR Berkley Corp.	2,580	65,919
Burger King Holdings, Inc.	5,280	$94,670			442,342			1,027,406
Choice Hotels Int'l., Inc.	1,770	52,215	Energy 6.6%			Health Care 14.7%
Darden Restaurants, Inc.	3,160	104,059	Comstock Resources, Inc. *	1,650	58,294	Beckman Coulter, Inc.	1,130	76,524
Dress Barn, Inc. *	4,550	73,847	Core Laboratories NV	1,100	101,937	Bio-Rad Laboratories, Inc. *	1,230	106,100
GameStop Corp. *	3,750	89,250	FMC Technologies, Inc. *	1,340	63,918	CR Bard, Inc.	300	24,174
Gildan Activewear, Inc. *	3,390	69,800	Oceaneering Int'l. Inc *	1,080	56,343	Dentsply Int'l., Inc.	2,780	93,714
Iconix Brand Group, Inc. *	7,030	120,775	Range Resources Corp.	1,840	89,001	Dionex Corp. *	770	46,308
LKQ Corp. *	6,580	114,229	Southwestern Energy Co. *	1,750	64,505	Endo Pharmaceuticals
Matthews Int'l. Corp.	2,170	75,603	Superior Energy Services, Inc. *	3,920	71,462	Holdings, Inc. *	3,030	68,387
Morningstar, Inc. *	1,430	63,349	Weatherford Int'l. Ltd. *	5,445	108,628	Gen-Probe, Inc. *	2,060	79,413
O'Reilly Automotive, Inc. *	1,490	57,037			614,088	Idexx Laboratories, Inc. *	1,900	96,444
Penn National Gaming, Inc. *	1,500	43,815	Financials 11.1%			Illumina, Inc. *	1,120	39,502
Snap-On, Inc.	2,010	75,013	Affiliated Managers Group, Inc. *	1,110	72,516	Life Technologies Corp. *	1,670	74,365
Strayer Education, Inc.	560	118,216	Cullen/Frost Bankers, Inc.	2,050	101,024	MedAssets, Inc. *	3,580	79,941
Texas Roadhouse, Inc. *	2,050	20,890	Endurance Specialty			Mettler-Toledo Int'l., Inc. *	1,150	100,510
TJX Cos., Inc.	1,310	47,095	Holdings Ltd.	4,110	141,672	Millipore Corp. *	750	49,672
Tractor Supply Co. *	1,990	93,649	HCC Insurance Holdings, Inc.	5,140	135,902	NuVasive, Inc. *	1,800	72,126
			Investment Technology Group,			Pharmaceutical Product
Wolverine World Wide, Inc.	4,190	104,373	Inc. *	3,990	98,314	Development, Inc.	1,850	37,204
		1,417,885	People's United Financial, Inc.	5,370	86,242	Qiagen NV *	4,630	95,146
Consumer Staples 4.8%			Portfolio Recovery Associates,			Resmed, Inc. *	1,300	59,683
Alberto-Culver Co.	2,700	71,253	Inc. *	2,120	93,110	Techne Corp.	1,400	86,338
Chattem, Inc. *	1,220	74,713	Raymond James Financial, Inc.	190	4,322	Varian Medical Systems, Inc. *	1,610	69,343
Church & Dwight Co., Inc.	1,790	102,263	Signature Bank *	3,380	102,617			1,354,894
Flowers Foods, Inc.	3,870	91,990	SVB Financial Group *	1,250	49,687
The accompanying notes are an integral part of the financial statements.

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Sentinel Small/Mid Cap Fund

	Shares	Value		Shares	Value
		(Note 2)			(Note 2)
Industrials 15.3%			Steel Dynamics, Inc.	5,130	$ 84,901
Ametek, Inc.	1,980	$ 62,330			467,139
CH Robinson Worldwide, Inc.	1,510	84,953	Telecommunication Services 0.7%
Cintas Corp.	2,500	68,600	Cbeyond, Inc. *	4,360	62,610
Clarcor, Inc.	2,060	66,043	Utilities 0.7%
Copart, Inc. *	2,550	90,117	ITC Holdings Corp.	1,410	65,678
Dynamic Materials Corp.	3,020	48,894	Total Domestic Common Stocks
Equifax, Inc.	2,390	66,060	(Cost $8,580,767)		8,401,043
Healthcare Services Group, Inc.	4,940	87,339	Foreign Stocks & ADR's 2.2%
Heico Corp.	2,980	91,486	Israel 1.5%
IDEX Corp.	2,480	65,571	NICE Systems Ltd. ADR	4,900	137,298
			United Kingdom 0.7%
ITT Corp.	1,800	90,144	Shire Ltd. ADR	1,270	62,941
Kaydon Corp.	2,460	82,115	Total Foreign Stocks & ADR's
MSC Industrial Direct Co.	1,400	55,314	(Cost $206,391)		200,239
Quanta Services, Inc. *	2,310	51,097	Real Estate Investment Trusts 1.8%
Ritchie Bros Auctioneers, Inc.	3,060	76,683	Financials 1.8%
Roper Industries, Inc.	1,820	86,232	Digital Realty Trust, Inc.	2,070	90,211
Stericycle, Inc. *	2,030	100,526	Home Properties, Inc. (b)	2,070	78,598
Waste Connections, Inc. *	5,000	136,750	Total Real Estate Investment
		1,410,254	Trusts (Cost $145,417)		168,809
			Total Investments 94.9%
Information Technology 16.6%			(Cost $8,932,575)†		8,770,091
Amdocs Ltd. *	3,090	75,149	Other Assets in Excess of
Amphenol Corp.	1,440	50,342	Liabilities 5.1%		468,916
ANSYS, Inc. *	3,690	129,667	Net Assets 100.0%		$ 9,239,007
Citrix Systems, Inc. *	2,990	106,683
Cognizant Technology
Solutions Corp. *	3,650	127,312	* Non-income producing
Concur Technologies, Inc. *	1,800	63,648	†	Cost for federal income tax purposes is $8,932,575.
			At August 31, 2009 unrealized depreciation for federal
Dolby Laboratories, Inc. *	2,970	115,860	income tax purposes aggregated $162,484 of which
Factset Research Systems, Inc.	910	50,086	$662,777 related to appreciated securities and
FLIR Systems, Inc. *	3,950	90,929	$825,261 related to depreciated securities.
Harris Corp.	2,250	78,142	(b)	Return of Capital paid during the fiscal period
Intersil Corp.	3,530	52,244	ADR	- American Depository Receipt
Jack Henry & Associates, Inc.	3,840	89,510
Micros Systems, Inc. *	2,980	83,053
Nuance Communications, Inc. *	9,030	111,340
Open Text Corp. *	2,600	91,442
Polycom, Inc. *	3,800	89,642
Power Integrations, Inc.	2,100	68,775
Trimble Navigation Ltd. *	2,550	64,923
		1,538,747
Materials 5.1%
AptarGroup, Inc.	2,610	89,732
Ecolab, Inc.	1,050	44,404
Pactiv Corp. *	3,941	97,934
Sigma-Aldrich Corp.	1,530	77,724
Silgan Holdings, Inc.	1,490	72,444

		The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.7%	Consumer Staples	10.2%
Health Care	16.1%	Consumer Discretionary	7.0%
Industrials	14.1%	Materials	4.0%
Energy	13.2%	Telecommunication Services	3.3%
Financials	10.3%	Utilities	2.9%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Transocean Ltd.	2.9%	Danaher Corp.	2.3%
Emerson Electric Co.	2.7%	Int'l. Business Machines Corp.	2.2%
CVS Caremark Corp.	2.5%	Canadian Pacific Railway Ltd.	2.1%
Praxair, Inc.	2.4%	PepsiCo, Inc.	2.0%
ConocoPhillips	2.4%	Total of Net Assets	23.8%
Procter & Gamble Co.	2.3%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 93.1%			Williams Cos., Inc.	200,000	$3,288,000	Johnson & Johnson	60,000	$3,626,400
Consumer Discretionary 7.0%			XTO Energy, Inc.	50,000	1,930,000	Merck & Co., Inc.	60,000	1,945,800
Coach, Inc.	35,000	$990,150			24,451,167	Pfizer, Inc.	150,000	2,505,000
GameStop Corp. *	41,000	975,800	Financials 10.3%			St. Jude Medical, Inc. *	50,000	1,927,000
Gap, Inc.	50,000	982,500	ACE Ltd.	30,000	1,565,400	Zimmer Holdings, Inc. *	40,000	1,894,000
McDonald's Corp.	31,367	1,764,080	Bank of America Corp.	70,000	1,231,300			27,235,415
News Corp.	166,000	2,098,240	Bank of New York Mellon Corp.	60,000	1,776,600	Industrials 14.1%
Nike, Inc.	49,028	2,715,661	Goldman Sachs Group, Inc.	15,000	2,481,900	Bucyrus Int'l., Inc.	62,000	1,850,700
Time Warner Cable, Inc.	35,000	1,292,200	JPMorgan Chase & Co.	72,774	3,162,758	Canadian Pacific Railway Ltd.	80,000	3,828,800
Time Warner, Inc.	75,000	2,093,250	MetLife, Inc.	30,000	1,132,800	Danaher Corp.	70,000	4,249,700
		12,911,881	Morgan Stanley	50,000	1,448,000	Emerson Electric Co.	136,800	5,043,816
Consumer Staples 10.2%			The Travelers Cos., Inc.	50,000	2,521,000	FedEx Corp.	45,000	3,091,950
CVS Caremark Corp.	125,000	4,690,000	US Bancorp	80,000	1,809,600	Parker Hannifin Corp.	50,000	2,433,000
HJ Heinz Co.	65,000	2,502,500	Wells Fargo & Co.	75,000	2,064,000	Precision Castparts Corp.	40,093	3,659,689
Kellogg Co.	50,000	2,354,500			19,193,358	Rockwell Automation, Inc.	50,000	2,092,500
Kraft Foods, Inc.	50,000	1,417,500	Health Care 14.7%					26,250,155
PepsiCo, Inc.	65,000	3,683,550	Aetna, Inc.	60,000	1,710,000	Information Technology 14.6%
Procter & Gamble Co.	80,000	4,328,800	Amgen, Inc. *	20,000	1,194,800	Accenture Ltd.	60,000	1,980,000
		18,976,850	Baxter Int'l., Inc.	15,490	881,691	Activision Blizzard, Inc. *	80,000	928,800
Energy 13.2%			Becton Dickinson & Co.	36,594	2,547,674	Adobe Systems, Inc. *	25,000	785,500
Apache Corp.	11,900	1,010,905	Bristol-Myers Squibb Co.	100,000	2,213,000	Broadcom Corp. *	40,000	1,138,000
ConocoPhillips	97,241	4,378,762	Celgene Corp. *	35,000	1,825,950	Check Point Software
Devon Energy Corp.	40,000	2,455,200	Covidien Plc.	25,000	989,250	Technologies *	45,000	1,254,150
Marathon Oil Corp.	100,000	3,087,000	CR Bard, Inc.	15,000	1,208,700	Cisco Systems, Inc. *	100,000	2,160,000
Transocean Ltd. *	70,000	5,308,800	Gen-Probe, Inc. *	25,000	963,750	Dolby Laboratories, Inc. *	25,000	975,250
Weatherford Int'l. Ltd. *	150,000	2,992,500	Gilead Sciences, Inc. *	40,000	1,802,400	EMC Corp. *	75,000	1,192,500
The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Core Opportunities Fund

				Principal
	Shares	Value		Amount	Value
		(Note 2)		(M=$1,000)	(Note 2)
Int'l. Business Machines Corp.	35,000	$ 4,131,750	0.1%, 09/08/09	1,500M	$1,499,971
Juniper Networks, Inc. *	75,000	1,730,250	Total U.S. Government
			Obligations
KLA-Tencor Corp.	40,000	1,248,000	(Cost $2,199,967)		2,199,967
Microsoft Corp.	101,624	2,505,032	Total Investments 99.0%
NetApp, Inc. *	100,000	2,275,000	(Cost $209,089,784)†		183,830,606
NVIDIA Corp. *	85,000	1,234,200	Other Assets in Excess of
Seagate Technology	75,000	1,038,750	Liabilities 1.0%		1,888,779
Texas Instruments, Inc.	106,080	2,608,507	Net Assets 100.0%		$ 185,719,385
		27,185,689
Materials 4.0%			* Non-income producing
Crown Holdings, Inc. *	118,235	2,935,775	†	Cost for federal income tax purposes is $209,089,784.
Praxair, Inc.	58,240	4,462,349	At August 31, 2009 unrealized depreciation for federal
		7,398,124	income tax purposes aggregated $25,259,178 of
			which $12,161,247 related to appreciated securities
Telecommunication Services2.1%			and $37,420,425 related to depreciated securities.
AT&T, Inc.	100,000	2,605,000
Rogers Communications, Inc.	50,000	1,376,500	ADR	- American Depository Receipt
		3,981,500
Utilities 2.9%
AES Corp. *	200,000	2,734,000
Allegheny Energy, Inc.	100,000	2,641,000
		5,375,000
Total Domestic Common Stocks
(Cost $196,989,637)		172,959,139
Foreign Stocks & ADR's 4.7%
Finland 0.8%
Nokia Corp. ADR	100,000	1,401,000
Germany 1.3%
SAP AG ADR	50,000	2,438,000
Israel 1.4%
Teva Pharmaceutical Industries
Ltd. ADR	50,000	2,575,000
Mexico 1.2%
America Movil SA de CV ADR	50,000	2,257,500
Total Foreign Stocks & ADR's
(Cost $9,900,180)		8,671,500
	Principal
	Amount
	(M=$1,000)
U.S. Government Obligations 1.2%
Federal Home Loan Mortgage
Corporation 1.2%
Agency Discount Notes:
0.1%, 09/03/09	700M	699,996

		The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

Fund Profile
at August 31, 2009 (Unaudited)

Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	16.3%	Financials	9.9%
Consumer Discretionary	15.3%	Consumer Staples	7.3%
Health Care	14.7%	Materials	5.3%
Industrials	11.7%	Telecommunication Services	1.6%
Energy	10.2%	Utilities	1.3%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
BlackRock, Inc.	3.0%	VF Corp.	2.0%
Cognizant Technology Solutions Corp.	2.8%	Aeropostale, Inc.	2.0%
Dollar Tree, Inc.	2.6%	Amphenol Corp.	1.8%
Life Technologies Corp.	2.2%	Ritchie Bros Auctioneers, Inc.	1.7%
Express Scripts, Inc.	2.1%	Total of Net Assets	22.2%
Dolby Laboratories, Inc.	2.0%
*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
Investment in Securities
at August 31, 2009 (Unaudited)

	Shares	Value		Shares	Value		Shares	Value
		(Note 2)			(Note 2)			(Note 2)
Domestic Common Stocks 90.3%			Peabody Energy Corp.	33,000	$1,078,440	Wright Medical Group, Inc. *	60,000	$ 974,400
Consumer Discretionary 15.3%			PetroHawk Energy Corp. *	56,300	1,212,139			13,441,896
Aeropostale, Inc. *	50,300	$ 1,969,245	Range Resources Corp.	27,400	1,325,338	Industrials 11.7%
AutoZone, Inc. *	10,200	1,501,950	Southwestern Energy Co. *	30,300	1,116,858	BE Aerospace, Inc. *	88,800	1,521,144
Bed Bath & Beyond, Inc. *	35,700	1,302,336	Weatherford Int'l. Ltd. *	61,900	1,234,905	Donaldson Co., Inc.	25,600	961,792
Burger King Holdings, Inc.	20,000	358,600			10,198,896	Flowserve Corp.	18,500	1,595,625
Darden Restaurants, Inc.	40,000	1,317,200	Financials 9.2%			IHS, Inc. *	20,300	982,520
Dick's Sporting Goods, Inc. *	35,500	795,555	Affiliated Managers Group, Inc. *	19,800	1,293,534	Jacobs Engineering Group,
Dollar Tree, Inc. *	51,500	2,571,910	BlackRock, Inc.	15,000	2,993,550	Inc. *	22,000	967,560
Strayer Education, Inc.	7,600	1,604,360	HCC Insurance Holdings, Inc.	40,200	1,062,888	Landstar System, Inc.	28,000	976,360
Tiffany & Co.	10,000	363,800	Invesco Ltd.	45,900	952,425	Precision Castparts Corp.	14,800	1,350,944
VF Corp.	28,500	1,982,460	Northern Trust Corp.	26,300	1,537,498	Ritchie Bros Auctioneers, Inc.	69,300	1,736,658
Yum! Brands, Inc.	42,000	1,438,500	T Rowe Price Group, Inc.	28,000	1,268,960	Stericycle, Inc. *	31,000	1,535,120
		15,205,916			9,108,855			11,627,723
Consumer Staples 7.3%			Health Care 13.5%			Information Technology 16.3%
Alberto-Culver Co.	50,000	1,319,500	BioMarin Pharmaceuticals, Inc. *	50,300	828,441	Activision Blizzard, Inc. *	110,000	1,277,100
Chattem, Inc. *	28,000	1,714,720	Covance, Inc. *	20,000	1,062,000	Amphenol Corp.	50,300	1,758,488
Corn Products Int'l., Inc.	37,000	1,097,420	CR Bard, Inc.	9,700	781,626	ANSYS, Inc. *	43,000	1,511,020
HJ Heinz Co.	40,700	1,566,950	Express Scripts, Inc. *	29,000	2,094,380	Broadcom Corp. *	10,000	284,500
JM Smucker Co.	30,000	1,568,100	Gen-Probe, Inc. *	28,400	1,094,820	Citrix Systems, Inc. *	27,500	981,200
		7,266,690	Laboratory Corp of America			Cognizant Technology
Energy 10.2%			Holdings *	21,200	1,479,548	Solutions Corp. *	80,500	2,807,840
Consol Energy, Inc.	29,300	1,096,113	Life Technologies Corp. *	48,400	2,155,252	Dolby Laboratories, Inc. *	52,000	2,028,520
Continental Resources, Inc. *	30,200	1,066,060	NuVasive, Inc. *	40,300	1,614,821	Equinix, Inc. *	20,000	1,685,200
Core Laboratories NV	10,900	1,010,103	St. Jude Medical, Inc. *	35,200	1,356,608	Itron, Inc. *	9,600	525,984
						Juniper Networks, Inc. *	21,500	496,005
FMC Technologies, Inc. *	22,200	1,058,940

The accompanying notes are an integral part of the financial statements.

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Sentinel Sustainable Growth Opportunities Fund

Principal
Shares	Value	Amount	Value
(Note 2)	(M=$1,000)	(Note 2)
McAfee, Inc. *	40,500	$1,611,090	0.09%, 09/08/09	2,000M	$1,999,965
Nuance Communications, Inc. *	99,000	1,220,670	Total Federal National Mortgage
16,187,617	Association	3,999,965
Total U.S. Government
Materials 3.9%	Obligations
Agrium, Inc.	23,100	1,102,101	(Cost $4,999,965)	4,999,965
Airgas, Inc.	36,300	1,687,950	Total Investments 99.9%
Crown Holdings, Inc. *	46,000	1,142,180	(Cost $101,469,334)†	99,434,788
3,932,231	Other Assets in Excess of
Telecommunication Services 1.6%	Liabilities 0.1%	92,982
American Tower Corp. *	31,000	981,150	Net Assets 100.0%	$ 99,527,770
MetroPCS Communications,
Inc. *	15,600	124,176
NII Holdings, Inc. *	20,300	481,313	*	Non-income producing
†	Cost for federal income tax purposes is $101,469,334.
1,586,639	At August 31, 2009 unrealized depreciation for federal
income tax purposes aggregated $2,034,546 of which
Utilities 1.3%	$10,340,142 related to appreciated securities and
ITC Holdings Corp.	28,000	1,304,240	$12,374,688 related to depreciated securities.
Total Domestic Common Stocks
(Cost $92,146,458)	89,860,703	ADR	-	American Depository Receipt
Exchange Traded Funds 2.1%	SPDR -	Standard & Poor's Depository Receipts
Financials 0.7%
Financial Select Sector SPDR
Fund *	45,500	668,850
Materials 1.4%
SPDR Gold Trust *	15,000	1,401,000
Total Exchange Traded Funds
(Cost $1,763,060)	2,069,850
Foreign Stocks & ADR's 1.2%
United Kingdom 1.2%
Shire Ltd. ADR
(Cost $1,254,933)	24,200	1,199,352
Principal
Amount
(M=$1,000)
Corporate Short-Term Notes 1.3%
Microsoft Corp.
0.15%, 09/16/09
(Cost $1,304,918)	1,305M	1,304,918
U.S. Government Obligations 5.0%
Federal Home Loan Mortgage
Corporation 1.0%
Agency Discount Notes:
0.11%, 09/01/09	1,000M	1,000,000
Federal National Mortgage
Association 4.0%
Agency Discount Notes:
0.11%, 09/01/09	2,000M	2,000,000

The accompanying notes are an integral part of the financial statements.

NOTE1:

ORGANIZATION:

Sentinel Group Funds, Inc. (“Company”) is registered as an open-end investment company under the
Investment Company Act of 1940, as amended. The Company consists of sixteen separate series – Sentinel
Balanced Fund, Sentinel Capital Growth Fund, Sentinel Common Stock Fund, Sentinel Conservative Allocation
Fund, Sentinel Georgia Municipal Bond Fund (a non-diversified series), Sentinel Government Money Market
Fund (formerly known as Sentinel U.S. Treasury Money Market Fund prior to February 3, 2009), Sentinel
Government Securities Fund, Sentinel Growth Leaders Fund (a non-diversified series), Sentinel International
Equity Fund, Sentinel Mid Cap Growth Fund, Sentinel Mid Cap Value Fund (a non-diversified series), Sentinel
Short Maturity Government Fund, Sentinel Small Company Fund, Sentinel Small/Mid Cap Fund, Sentinel
Sustainable Core Opportunities Fund and Sentinel Sustainable Growth Opportunities Fund (formerly known as
Sentinel Sustainable Emerging Companies Fund prior to December 18, 2008), each individually referred to as a
Fund. All Funds offer Class A shares, although the Sentinel Government Money Market Fund Class A shares are closed to additional purchases, except by the reinvestment of dividends and distributions from the Sentinel
Government Money Market Fund Class A shares. Class B shares are no longer available for additional purchases from any Fund, except by the exchange of Class B shares between Funds, excluding exchanges into the Sentinel Government Money Market Fund Class B shares, or the reinvestment of dividends and distributions paid on Class B shares, excluding the reinvestment of dividends and distributions into the Sentinel Government
Money Market Fund Class B shares from other Class B shares. The following Funds offer Class B shares:
Sentinel Balanced, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel Government Money
Market, Sentinel International Equity, Sentinel Mid Cap Growth and Sentinel Small Company Funds. Sentinel
Balanced, Sentinel Capital Growth, Sentinel Common Stock, Sentinel Conservative Allocation, Sentinel
Government Securities, Sentinel Growth Leaders, Sentinel International Equity, Sentinel Mid Cap Growth,
Sentinel Mid Cap Value, Sentinel Small Company, Sentinel Small/Mid Cap, Sentinel Sustainable Core
Opportunities and Sentinel Sustainable Growth Opportunities Funds offer Class C shares. Sentinel Balanced
Fund offers Class D shares, which are closed to additional purchases, except by the reinvestment of dividends and distributions paid on Class D shares. Sentinel Balanced, Sentinel Capital Growth, Sentinel Common Stock,
Sentinel Georgia Municipal Bond, Sentinel Government Securities, Sentinel Growth Leaders, Sentinel
International Equity, Sentinel Mid Cap Growth, Sentinel Mid Cap Value, Sentinel Small Company, Sentinel
Small/Mid Cap, Sentinel Sustainable Core Opportunities and Sentinel Sustainable Growth Opportunities Funds
offer Class I Shares. Sentinel Short Maturity Government Fund offers Class S shares.

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued a the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Foreign equity securities traded on a foreign securities exchange are subject to fair value pricing when appropriate, using valuations provided by an independent pricing service. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-
the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For Funds other than the Sentinel Government Money Market Fund, fixed-income securities with original maturities of greater than 60 days left to maturity, are valued on the basis of valuations provided by and independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes.

Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than
60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the Sentinel Government Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

NOTE 3:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Financial Accounting
Standards (“FAS”) Statement No. 157 – Fair Value Measurements, that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The Statement applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements. The
Statement applies broadly to securities and other types of assets and liabilities and also establishes a fair value hierarchy which prioritizes inputs or assumptions to valuation techniques. The Statement was effective for financial statements issued for fiscal years beginning after November 15, 2007.

On April 9, 2009, the FASB issued FASB Staff Position (“FSP”) FAS 157-4, Determining Fair Value When the
Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions That Are Not Orderly. The FSP specifically focuses on a framework for determining when the volume and level of activity have significantly decreased, and the determination of what constitutes a transaction that is not orderly. The FSP emphasizes that even if there has been a significant decrease in volume and level of activity, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. An orderly transaction is a transaction that assumes exposure to the market for a period prior to measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (e.g., a forced liquidation or a distressed sale).

FSP FAS 157-4 also amends Statement No. 157 to require a reporting entity to:

1. Disclose in interim and annual periods the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period; and

2. Define major categories for equity securities and debt securities to be major security types as described in paragraph 19 of FAS 115 - Accounting for Certain Investments in Debt and Equity Securities.

The staff position was effective for interim and annual periods ending after June 15, 2009, and entities were permitted to early adopt for periods ending after March 15, 2009. Management had previously elected an early adoption for implementing the provisions of FSP 157-4 for the fiscal period ended May 31, 2009.

The fair value hierarchy outlined in Statement No. 157 and enhanced descriptions of inputs and valuation techniques required under FSP FAS 157-4 are summarized in the three broad levels listed below:

· Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close
(normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange
Traded Funds and Standard & Poor’s Depository Receipts that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

· Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Includes most long-term and short-term fixed income investments, most foreign equities trading on foreign exchanges and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE.
Investments in other Regulated Investment Companies (RIC’s) that rely on calculated Net Asset Values
(NAV’s) would also generally be considered Level 2.

· Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing
Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the last fiscal period, but prospectively the Sentinel Pricing Committee will place greater emphasis on factors discussed in FSP FAS 157-4 such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of August 31, 2009 were as follows:

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Collateralized Mortgage Obligations $	–	$ 49,260 $	–	$ 49,260
Corporate Bonds	–	183,706	–	183,706
Corporate Short-Term Notes	–	1,199,942	–	1,199,942
Domestic Common Stocks	139,129,826	–	–	139,129,826
Foreign Stocks & ADR’s	7,526,150	–	–	7,526,150
Mortgage-Backed Securities	–	47,286,802	–	47,286,802
U.S. Treasury Obligations	–	16,076,339	–	16,076,339
$ $				$
Totals	146,655,976	64,796,049 $	–	211,452,025
Capital Growth:
Corporate Short-Term Notes	$ –	$ 799,986 $	–	$ 799,986
Domestic Common Stocks	99,553,642	–	–	99,553,642
Exchange Traded Funds	3,736,000	–	–	3,736,000
Foreign Stocks & ADR’s	4,222,700	3,579,300	–	7,802,000
$ $				$
Totals	107,512,342	4,379,286 $	–	111,891,628

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Common Stock:
Agency Discount Notes	$ –	$ 5,949,884	$ –	$ 5,949,884
Corporate Short-Term Notes	–	6,409,610	–	6,409,610
Domestic Common Stocks	915,894,288	–	–	915,894,288
Foreign Stocks & ADR’s	47,122,965	–	–	47,122,965

Totals	$963,017,253	$ 12,359,494	$ –	$975,376,747
Conservative Allocation:
Corporate Bonds	$ –	$ 7,782,125	$ –	$ 7,782,125
Corporate Short-Term Notes	–	999,983	–	999,983
Domestic Common Stocks	31,269,274	–	–	31,269,274
Foreign Stocks & ADR’s	2,684,922	3,545,838	–	6,230,760
Limited Partnership Interests	79,400	–	–	79,400
Mortgage-Backed Securities	–	35,912,774	–	35,912,774
U.S. Treasury Obligations	–	11,672,155	–	11,672,155

Totals	$34,033,596	$ 59,912,875	$ –	$93,946,471
Georgia Municipal Bond:
Institutional Money Market Funds	$ –	$ 1,300,000	$ –	$ 1,300,000
Municipal Bonds	–	27,981,123	–	27,981,123

Totals	$ –	$29,281,123	$ –	$29,281,123
Government Money Market:
Agency Discount Notes	$ –	$ 84,069,294	$ –	$ 84,069,294

Totals	$ –	$84,069,294	$ –	$84,069,294
Government Securities:
Collateralized Mortgage Obligations $	–	$ 4,819,097	$ –	$ 4,819,097
Mortgage-Backed Securities	–	554,016,900	–	554,016,900
U.S. Treasury Obligations	–	155,997,926	–	155,997,926

Totals	$ –	$ 714,833,923	$ –	$ 714,833,923
Growth Leaders:
Corporate Short-Term Notes	$ –	$ 549,998	$ –	$ 549,998
Domestic Common Stocks	29,613,397	–	–	29,613,397
Exchange Traded Funds	1,120,800	–	–	1,120,800
Foreign Stocks & ADR’s	2,361,600	1,391,950	–	3,753,550

Totals	$33,095,797	$1,941,948	$ –	$35,037,745
International Equity:
Corporate Short-Term Notes	$ –	$ 2,700,000	$ –	$ 2,700,000
Domestic Common Stocks	3,469,765	–	–	3,469,765
Foreign Stocks & ADR’s	19,376,390	127,751,752	–	147,128,142

Totals	$22,846,155	$ 130,451,752	$–	$ 153,297,907
Mid Cap Growth:
Agency Discount Notes	$ –	$ 1,717,993	$ –	$ 1,717,993
Domestic Common Stocks	78,611,073	–	–	78,611,073

	Quoted Prices
	(Unadjusted) in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Sentinel Fund	(Level 1)	(Level 2)	(Level 3)	Total
Foreign Stocks & ADR’s	2,279,928	–	–	2,279,928
Real Estate Investment Trusts	1,617,194	–	–	1,617,194

Totals	$82,508,195	$1,717,993	$–	$84,226,188
Mid Cap Value:
Agency Discount Notes	$ –	$8,612,838	$–	$8,612,838
Corporate Short-Term Notes	–	2,999,907	–	2,999,907
Domestic Common Stocks	150,323,023	5,975,460	–	156,298,483
Foreign Stocks & ADR’s	–	15,845,088	–	15,845,088

Totals	$150,323,023	$33,433,293	$–	$183,756,316
Short Maturity Government:
Agency Discount Notes	$ –	$12,999,957	$–	$12,999,957
Collateralized Mortgage Obligations	–	483,277,122	–	483,277,122
Mortgage-Backed Securities	–	455,352,401	–	455,352,401

Totals	$ –	$951,629,480	$–	$951,629,480
Small Company:
Agency Discount Notes	$ –	$35,816,089	$–	$35,816,089
Corporate Short-Term Notes	–	96,296,201	–	96,296,201
Domestic Common Stocks	1,414,611,206	–	–	1,414,611,206
Foreign Stocks & ADR’s	31,942,800	–	–	31,942,800
Real Estate Investment Trusts	53,198,950	–	–	53,198,950

Totals	$1,499,752,956	$132,112,290	$–	$1,631,865,246
Small/Mid Cap:
Domestic Common Stocks	$ 8,401,043	$ –	$–	$8,401,043
Foreign Stocks & ADR’s	200,239	–	–	200,239
Real Estate Investment Trusts	168,809	–	–	168,809

Totals	$ 8,770,091	$ –	$ –	$8,770,091
Sustainable Core Opportunities:
Agency Discount Notes	$ –	$2,199,967	$–	$2,199,967
Domestic Common Stocks	172,959,139	–	–	172,959,139
Foreign Stocks & ADR’s	8,671,500	–	–	8,671,500

Totals	$181,630,639	$2,199,967	$–	$183,830,606
Sustainable Growth Opportunities:
Agency Discount Notes	$ –	$4,999,965	$–	$4,999,965
Corporate Short-Term Notes	–	1,304,918	–	1,304,918
Domestic Common Stocks	89,860,703	–	–	89,860,703
Exchange Traded Funds	2,069,850	–	–	2,069,850
Foreign Stocks & ADR’s	1,199,352	–	–	1,199,352

Totals	$ 93,129,905	$6,304,883	$–	$99,434,788
Liabilities:
Investments in Securities:
None.

Fair Value Level 3 activity for the fiscal period ended August 31, 2009 was as follows:

Sentinel Conservative
Allocation Fund
Assets:
Investments in Securities:	Corporate Bonds	Corporate Loans	Totals
Beginning Balance	$ 600,000	$ 1,670,625	$ 2,270,625
Purchases	-	-	-
Transfers Into Level 3	-	-	-
Sales	-	(1,847,182)	(1,847,182)
Transfers Out of Level 3	(600,000)*	-	(600,000)
Accrued Amortization	-	5,181	5,181
Realized Gains (Losses)	-	(581,487)**	(581,487)
Unrealized Gains (Losses)	-	752,863***	752,863
Ending Balance	$ -	$ -	$ -
Liabilities:
Investments in Securities:	None.

*Transfers out of Level 3 to Level 2 resulted from Corporate Bonds which are now systematically priced by an independent pricing vendor, and prior to December 2, 2008, were previously fair valued using non-binding broker quotes. These securities were still held on August 31, 2009.

**Realized Gains (Losses) from Level 3 securities resulted from regularly scheduled paydown transactions and the eventual sale of Corporate Loans on July 15, 2009. This figure will also be included in the net realized gain (loss) from investments in the November 30, 2009 Statement of Operations.

*** Unrealized Gains (Losses) from Level 3 Corporate Loans are reflective of the reversal of unrealized losses that existed in these positions as of the Fund’s prior fiscal year end on November 30, 2008. This figure will also be included in the net change in unrealized appreciation (depreciation) during the period from investments in the November 30, 2009 Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 cfr 270.30a -2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc. By (Signature and Title) /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date October 28, 2009 ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ CHRISTIAN THWAITES
--------------------------------------------
Christian Thwaites, President and Chief Executive Officer

Date October 28, 2009 ----------------

By (Signature and Title) /s/ JOHN BIRCH -------------------------------------------- John Birch Chief Financial Officer

Date October 28, 2009 ----------------